Schedule of Investments
Invesco International Developed Dynamic Multifactor ETF (IMFL)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.45%
Australia-8.46%
Adbri Ltd.(a)	222,623	$ 470,816
ALS Ltd.	75,546	708,913
Alumina Ltd.(a)	590,953	744,760
AMP Ltd.	1,363,091	965,448
Ampol Ltd.	117,163	2,705,357
Ansell Ltd.	61,964	1,007,564
Aurizon Holdings Ltd.	315,195	771,403
Beach Energy Ltd.	859,389	957,324
Bendigo & Adelaide Bank Ltd.	276,005	2,006,280
BlueScope Steel Ltd.	191,981	2,699,092
Challenger Ltd.	217,403	936,904
Charter Hall Group	49,620	399,957
Cleanaway Waste Management Ltd.	258,929	480,440
CSR Ltd.	179,762	1,064,002
Deterra Royalties Ltd.	84,204	259,279
Domino’s Pizza Enterprises Ltd.	7,216	185,769
Downer EDI Ltd.	326,793	1,043,202
EBOS Group Ltd.(b)	78,493	1,593,873
Endeavour Group Ltd.	245,680	810,412
Evolution Mining Ltd.	167,452	436,547
Harvey Norman Holdings Ltd.(b)	288,483	855,676
Iluka Resources Ltd.	205,754	978,383
Incitec Pivot Ltd.	962,278	1,894,291
Insignia Financial Ltd.(b)	165,184	241,682
JB Hi-Fi Ltd.	53,804	2,083,607
Magellan Financial Group Ltd.	66,312	360,304
Metcash Ltd.	476,164	1,168,523
New Hope Corp. Ltd.	258,910	855,775
Nufarm Ltd.	185,036	550,070
Orica Ltd.	49,143	598,744
Orora Ltd.	654,645	892,512
Perpetual Ltd.	17,543	252,590
Pilbara Minerals Ltd.(b)	650,140	1,638,704
Qantas Airways Ltd.(a)	416,563	1,703,767
Qube Holdings Ltd.	239,632	572,129
Ramsay Health Care Ltd.	49,348	1,546,098
Region RE Ltd.	559,019	791,882
Seven Group Holdings Ltd.(b)	31,237	814,140
Steadfast Group Ltd.	110,141	404,336
Tabcorp Holdings Ltd.	596,400	243,931
TPG Telecom Ltd.	36,337	112,372
Whitehaven Coal Ltd.	342,654	1,836,730
Yancoal Australia Ltd.(b)	81,117	348,497
		40,992,085
Austria-1.64%
ANDRITZ AG	18,317	1,092,678
Mondi PLC	112,313	2,232,174
OMV AG	24,292	1,219,414
Raiffeisen Bank International AG	63,637	1,168,908
Telekom Austria AG	67,642	638,126
voestalpine AG	54,908	1,601,075
		7,952,375
Belgium-1.55%
Ackermans & van Haaren N.V.(b)	10,963	1,938,745
Ageas S.A./N.V.	30,601	1,518,175
Elia Group S.A./N.V.(b)	4,673	473,819
Solvay S.A., Class A(b)	11,525	420,763
Syensqo S.A.	11,672	1,158,395
Umicore S.A.(b)	101,026	1,988,388
		7,498,285
	Shares	Value
Brazil-0.38%
Yara International ASA	59,879	$ 1,852,554
Burkina Faso-0.08%
Endeavour Mining PLC	17,589	384,511
Cambodia-0.06%
NagaCorp Ltd.(a)	530,470	271,224
Canada-1.08%
George Weston Ltd.	12,383	1,759,046
Power Corp. of Canada	87,150	2,529,821
Saputo, Inc.(b)	46,633	943,505
		5,232,372
China-1.55%
AAC Technologies Holdings, Inc.	329,747	1,013,685
BOC Aviation Ltd.(c)	41,203	305,467
Kerry Logistics Network Ltd.	140,973	161,635
Lenovo Group Ltd.	1,702,861	2,442,189
MMG Ltd.(a)(b)	1,147,675	560,389
Nexteer Automotive Group Ltd.	418,802	215,735
SITC International Holdings Co. Ltd.	628,679	1,607,186
Wilmar International Ltd.	244,165	558,164
Xinyi Glass Holdings Ltd.	519,844	642,550
		7,507,000
Denmark-0.22%
H. Lundbeck A/S	86,716	476,321
ROCKWOOL A/S, Class B	1,437	602,349
		1,078,670
Finland-1.17%
Kesko OYJ, Class B(b)	93,890	1,704,220
Orion OYJ, Class B(b)	25,124	1,022,253
Stora Enso OYJ, Class R(b)	153,719	2,237,827
Valmet OYJ(b)	26,985	722,413
		5,686,713
France-4.50%
Arkema S.A.	17,073	1,737,606
Ayvens S.A.(b)(c)	35,792	266,745
Bouygues S.A.	41,130	1,607,427
Carrefour S.A.(b)	117,911	1,918,784
Covivio S.A.(b)	15,152	786,263
Eiffage S.A.	25,210	2,773,746
Eurazeo SE	16,559	1,388,682
JCDecaux SE(a)	35,972	851,317
Rexel S.A.	111,751	3,373,825
SCOR SE(b)	47,802	1,374,150
SEB S.A.	4,081	502,400
Teleperformance SE(b)	11,890	1,347,573
Unibail-Rodamco-Westfield SE(b)	15,054	1,318,197
Valeo SE(b)	102,570	1,257,142
Wendel SE	13,309	1,311,180
		21,815,037
Germany-1.59%
Deutsche Lufthansa AG(b)	196,370	1,369,038
Evonik Industries AG	39,043	854,908
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	4,534	261,364
HOCHTIEF AG	7,337	797,302
Siemens Energy AG, Class A(a)	61,049	1,644,942
Sixt SE, Preference Shares	2,959	189,525
Talanx AG	6,178	490,605
thyssenkrupp AG	242,789	1,192,926
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Germany-(continued)
Traton SE	10,878	$ 386,750
Wacker Chemie AG	4,466	494,041
		7,681,401
Hong Kong-2.57%
ASMPT Ltd.	81,546	971,983
Bank of East Asia Ltd. (The)	477,487	628,646
Dah Sing Banking Group Ltd.	194,560	168,364
DFI Retail Group Holdings Ltd.(b)	146,513	269,584
Hang Lung Group Ltd.	436,699	484,517
Hang Lung Properties Ltd.(b)	177,359	161,640
Hutchison Port Holdings Trust, Class U	2,460,162	305,060
Jardine Matheson Holdings Ltd.	30,354	1,117,027
Johnson Electric Holdings Ltd., Class H	175,813	267,876
Kerry Properties Ltd.	236,679	426,566
Man Wah Holdings Ltd.	758,361	630,081
New World Development Co. Ltd.(b)	631,172	682,536
NWS Holdings Ltd.	236,189	201,369
Orient Overseas International Ltd.	54,624	927,233
PCCW Ltd.	1,553,782	830,183
Swire Pacific Ltd., Class B	131,642	175,672
United Energy Group Ltd.(b)	3,609,969	295,318
Vitasoy International Holdings Ltd.(b)	106,879	90,713
VTech Holdings Ltd.	77,780	557,251
WH Group Ltd.	3,839,663	2,611,031
Yue Yuen Industrial Holdings Ltd.	353,369	648,620
		12,451,270
Indonesia-0.11%
First Pacific Co. Ltd.	1,146,319	549,470
Ireland-0.81%
AIB Group PLC	213,341	1,208,969
Glanbia PLC(b)	50,404	1,029,257
Smurfit Kappa Group PLC(b)	34,820	1,693,515
		3,931,741
Israel-3.19%
Airport City Ltd.(a)(b)	13,888	205,690
Amot Investments Ltd.	83,996	327,377
Bank Hapoalim B.M.	178,353	1,629,977
Bank Leumi le-Israel B.M.(b)	208,053	1,716,858
Bezeq The Israeli Telecommunication Corp. Ltd.	844,498	1,014,678
Big Shopping Centers Ltd.(a)(b)	6,742	658,017
Delek Group Ltd.	3,778	429,357
Electra Ltd.(b)	689	243,538
Energix-Renewable Energies Ltd.	32,729	134,776
Fattal Holdings 1998 Ltd.(a)	1,548	177,631
First International Bank of Israel Ltd. (The)	25,235	1,021,528
Harel Insurance Investments & Financial Services Ltd.(b)	53,337	455,192
ICL Group Ltd.	289,515	1,347,070
Israel Corp. Ltd.(b)	1,820	425,220
Israel Discount Bank Ltd., Class A	211,388	1,079,015
Melisron Ltd.	7,817	515,628
Mivne Real Estate KD Ltd.(b)	303,052	702,503
Mizrahi Tefahot Bank Ltd.	22,662	821,736
Phoenix Holdings Ltd. (The)(b)	79,568	757,546
Strauss Group Ltd.(b)	5,612	91,821
Tower Semiconductor Ltd.(a)	45,241	1,681,808
		15,436,966
	Shares	Value
Italy-2.84%
A2A S.p.A.(b)	755,040	$ 1,581,147
Banca Mediolanum S.p.A.	82,036	939,565
Banco BPM S.p.A.	290,558	2,083,100
Buzzi S.p.A.	12,104	509,574
Hera S.p.A.	379,682	1,397,301
Italgas S.p.A.	133,766	712,722
Leonardo S.p.A.	119,013	3,045,258
Pirelli & C. S.p.A.(c)	240,521	1,586,503
Reply S.p.A.(b)	3,578	490,973
Telecom Italia S.p.A.(a)(b)	3,288,401	863,913
Telecom Italia S.p.A., RSP(a)(b)	1,865,330	534,196
		13,744,252
Japan-33.17%
Activia Properties, Inc.	46	108,015
AEON Mall Co. Ltd.	30,862	371,475
AEON REIT Investment Corp.	125	105,953
AGC, Inc.	18,015	629,026
Aica Kogyo Co. Ltd.	9,830	216,186
Air Water, Inc.	74,956	1,096,353
Aisin Corp.	30,266	1,124,587
Alfresa Holdings Corp.	79,547	1,120,477
Alps Alpine Co. Ltd.	97,566	918,261
Amada Co. Ltd.	26,010	293,129
Amano Corp.	8,249	198,161
ANA Holdings, Inc.	15,340	292,070
Anritsu Corp.	19,168	140,761
As One Corp.	7,380	116,914
ASKUL Corp.	19,088	269,901
Bic Camera, Inc.(b)	70,184	701,639
BIPROGY, Inc.	10,407	274,902
Brother Industries Ltd.	28,442	546,053
Calbee, Inc.	6,674	131,318
Canon Marketing Japan, Inc.	9,072	255,744
Casio Computer Co. Ltd.	21,876	162,875
Chubu Electric Power Co., Inc.	87,258	1,202,994
Coca-Cola Bottlers Japan Holdings, Inc.	34,085	397,472
COMSYS Holdings Corp.	32,791	656,884
Concordia Financial Group Ltd.	94,782	569,675
Cosmo Energy Holdings Co. Ltd.	39,996	1,988,283
Cosmos Pharmaceutical Corp.(b)	1,731	139,784
CyberAgent, Inc.	73,685	443,343
Dai Nippon Printing Co. Ltd.	22,212	690,340
Daicel Corp.	77,649	784,421
Daido Steel Co. Ltd.	86,105	867,653
Daiichikosho Co. Ltd.	6,064	63,401
Daito Trust Construction Co. Ltd.	5,129	541,802
Denka Co. Ltd.	17,317	244,584
DIC Corp.	40,093	829,695
DMG Mori Co. Ltd.(b)	44,014	1,251,421
Dowa Holdings Co. Ltd.	22,400	829,033
Ebara Corp.	10,006	729,700
Electric Power Development Co. Ltd.	81,098	1,362,170
ENEOS Holdings, Inc.	338,082	1,743,496
EXEO Group, Inc.	46,890	481,596
Ezaki Glico Co. Ltd.	8,306	214,594
Food & Life Cos. Ltd.	10,126	183,646
FP Corp.	7,829	121,686
Frontier Real Estate Investment Corp.	37	105,364
Fuji Electric Co. Ltd.	11,191	665,571
Fuji Media Holdings, Inc.(b)	21,672	246,033
Fuji Oil Holdings, Inc.	18,408	289,512
Fujikura Ltd.	129,999	2,667,070

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Fukuoka Financial Group, Inc.	16,872	$ 491,628
Fuyo General Lease Co. Ltd.	4,524	357,556
GMO Internet Group, Inc.	13,265	209,005
GS Yuasa Corp.	37,120	787,777
Hachijuni Bank Ltd. (The)	34,295	237,116
Hakuhodo DY Holdings, Inc.(b)	58,342	482,270
Haseko Corp.	52,011	586,818
Heiwa Corp.	14,914	191,330
Hirogin Holdings, Inc.	18,519	150,490
Hirose Electric Co. Ltd.	2,374	264,374
Horiba Ltd.(b)	10,874	863,582
House Foods Group, Inc.	9,031	165,914
Hulic Co. Ltd.	55,217	510,198
Idemitsu Kosan Co. Ltd.	459,427	3,137,008
IHI Corp.	44,928	1,157,329
Iida Group Holdings Co. Ltd.	23,489	320,172
Industrial & Infrastructure Fund Investment Corp.	132	105,335
INFRONEER Holdings, Inc.	106,273	921,423
Internet Initiative Japan, Inc.	8,232	116,006
Isetan Mitsukoshi Holdings Ltd.	35,541	737,530
Isuzu Motors Ltd.	72,469	967,053
ITO EN Ltd.	6,922	165,226
Itoham Yonekyu Holdings, Inc.	12,641	333,431
Iwatani Corp.	18,892	1,096,288
Iyogin Holdings, Inc.	16,814	158,088
Izumi Co. Ltd.(b)	18,897	405,490
J. Front Retailing Co. Ltd.	45,678	442,988
Japan Airlines Co. Ltd.	10,612	178,786
Japan Aviation Electronics Industry Ltd.	9,879	153,329
Japan Post Insurance Co. Ltd.	29,887	574,556
Japan Prime Realty Investment Corp.	57	119,154
Japan Steel Works Ltd. (The)	7,754	233,442
Jeol Ltd.	5,158	221,097
JFE Holdings, Inc.	101,501	1,535,966
JGC Holdings Corp.	73,327	581,875
JTEKT Corp.	111,119	804,693
JustSystems Corp.	5,206	91,766
Kagome Co. Ltd.	4,927	112,088
Kajima Corp.	38,040	643,542
Kakaku.com, Inc.	9,475	114,590
Kamigumi Co. Ltd.	15,798	320,796
Kandenko Co. Ltd.(b)	33,143	394,818
Kaneka Corp.	29,510	793,030
Kansai Paint Co. Ltd.(b)	20,739	345,771
Kawasaki Heavy Industries Ltd.	43,865	1,666,448
Kawasaki Kisen Kaisha Ltd.(b)	180,042	2,671,214
KDX Realty Investment Corp.	95	91,587
Keikyu Corp.	23,379	172,354
Kewpie Corp.	19,799	392,213
Kinden Corp.	27,902	594,457
Kintetsu Group Holdings Co. Ltd.	40,693	864,640
Kobe Steel Ltd.(b)	118,921	1,543,411
Koito Manufacturing Co. Ltd.	17,565	247,974
Kokuyo Co. Ltd.	15,073	258,930
Konica Minolta, Inc.	118,821	355,378
K’s Holdings Corp.	70,877	658,954
Kuraray Co. Ltd.	66,361	806,788
Kusuri no Aoki Holdings Co. Ltd.	10,866	219,885
Kyudenko Corp.(b)	8,883	361,662
Kyushu Electric Power Co., Inc.	122,811	1,431,343
Kyushu Railway Co.	24,977	549,623
	Shares	Value
Japan-(continued)
Lion Corp.	31,590	$ 253,693
Lixil Corp.	63,642	698,606
Mabuchi Motor Co. Ltd.	8,176	126,689
Macnica Holdings, Inc.	22,453	918,723
Maruichi Steel Tube Ltd.	10,350	246,458
Mazda Motor Corp.	213,161	2,248,333
Mebuki Financial Group, Inc.	122,767	492,021
Medipal Holdings Corp.	72,602	1,068,159
MEIJI Holdings Co. Ltd.	20,358	455,624
Menicon Co. Ltd.	16,918	140,279
MINEBEA MITSUMI, Inc.	32,363	677,142
Mitsubishi Chemical Group Corp.	265,847	1,405,321
Mitsubishi Gas Chemical Co., Inc.	72,863	1,366,428
Mitsubishi Logistics Corp.	18,676	614,551
Mitsubishi Materials Corp.	61,272	1,194,286
Mitsubishi Motors Corp.	274,084	762,367
Mitsui Chemicals, Inc.	47,501	1,436,108
Mitsui High-Tec, Inc.	2,274	101,744
Mitsui Mining & Smelting Co. Ltd.	26,936	870,070
Mitsui OSK Lines Ltd.	69,720	2,299,968
Miura Co. Ltd.	6,295	129,790
Morinaga & Co. Ltd.	5,286	84,397
Morinaga Milk Industry Co. Ltd.	26,299	542,900
Nabtesco Corp.	8,670	141,985
Nagase & Co. Ltd.	46,472	909,952
Nagoya Railroad Co. Ltd.	34,888	399,732
Nankai Electric Railway Co. Ltd.	13,644	225,439
NEC Networks & System Integration Corp.	9,023	127,813
NET One Systems Co. Ltd.	25,556	484,791
NGK Insulators Ltd.	58,115	774,953
NH Foods Ltd.	26,376	808,509
NHK Spring Co. Ltd.(b)	76,017	843,639
Nichirei Corp.	20,389	461,248
Nifco, Inc.	9,771	233,044
Nihon Kohden Corp.	10,414	317,765
Nikon Corp.	36,897	382,717
Nippon Electric Glass Co. Ltd.(b)	37,665	885,629
Nippon Express Holdings, Inc.	33,613	1,657,068
Nippon Kayaku Co. Ltd.	29,761	241,940
Nippon Shinyaku Co. Ltd.	7,813	152,785
Nippon Shokubai Co. Ltd.	61,498	648,068
Nippon Yusen K.K.(b)	59,750	1,895,407
Nipro Corp.	57,044	441,229
Nishi-Nippon Railroad Co. Ltd.	37,230	586,483
Nissan Motor Co. Ltd.	165,709	588,831
Niterra Co. Ltd.	29,327	881,984
NOF Corp.	11,060	142,451
NOK Corp.	39,010	539,926
Nomura Real Estate Holdings, Inc.	7,406	190,352
NS Solutions Corp.	5,210	169,086
NSK Ltd.	167,982	822,994
Obayashi Corp.	174,779	2,034,797
Oji Holdings Corp.	255,566	1,031,079
OKUMA Corp.(b)	8,253	352,976
Open House Group Co. Ltd.	13,017	375,239
Orient Corp.(b)	27,544	182,289
Osaka Gas Co. Ltd.	54,475	1,238,249
OSG Corp.(b)	23,409	288,991
PALTAC Corp.	15,398	403,996
Park24 Co. Ltd.(a)	9,854	102,337
Penta-Ocean Construction Co. Ltd.	62,437	250,789
Persol Holdings Co. Ltd.	377,120	542,600

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Pigeon Corp.	10,891	$ 104,305
Relo Group, Inc.	10,512	106,026
Rengo Co. Ltd.	102,681	692,294
Resonac Holdings Corp.	87,985	1,943,962
Resorttrust, Inc.	12,738	197,622
Ricoh Co. Ltd.	213,718	1,908,767
Rinnai Corp.	14,661	351,633
Ryohin Keikaku Co. Ltd.	24,680	405,588
Sanken Electric Co. Ltd.	2,753	102,047
Sankyo Co. Ltd.	52,802	514,596
Sankyu, Inc.	21,400	772,685
Sanwa Holdings Corp.	31,382	582,428
Sapporo Holdings Ltd.	6,018	203,274
Sawai Group Holdings Co. Ltd.	15,972	621,215
SBI Holdings, Inc.	85,399	2,207,456
SCREEN Holdings Co. Ltd.	10,760	1,027,419
Sega Sammy Holdings, Inc.	14,581	205,198
Seibu Holdings, Inc.	65,118	968,617
Seiko Epson Corp.	64,463	1,036,609
Seino Holdings Co. Ltd.	33,363	434,699
Sekisui Chemical Co. Ltd.	33,240	476,564
Sekisui House REIT, Inc.	303	157,916
Seven Bank Ltd.	66,157	111,521
SG Holdings Co. Ltd.(b)	35,014	353,828
Sharp Corp.(a)(b)	19,914	122,947
Shikoku Electric Power Co., Inc.	63,558	609,917
SHIMAMURA Co. Ltd.	6,658	319,035
Shimizu Corp.	153,371	848,813
Shinko Electric Industries Co. Ltd.	6,806	242,321
Ship Healthcare Holdings, Inc.	38,480	567,240
Sohgo Security Services Co. Ltd.	40,857	246,060
Sojitz Corp.	111,506	2,912,092
Sotetsu Holdings, Inc.	12,008	186,716
Stanley Electric Co. Ltd.	40,579	745,113
Subaru Corp.	42,480	946,133
Sugi Holdings Co. Ltd.	25,782	399,826
SUMCO Corp.	107,836	1,618,106
Sumitomo Bakelite Co. Ltd.	10,104	279,050
Sumitomo Chemical Co. Ltd.	559,855	1,148,247
Sumitomo Electric Industries Ltd.	132,061	2,138,339
Sumitomo Forestry Co. Ltd.	34,631	1,195,761
Sumitomo Heavy Industries Ltd.	29,525	800,385
Sumitomo Metal Mining Co. Ltd.	21,681	705,707
Sumitomo Rubber Industries Ltd.	57,588	649,008
Sundrug Co. Ltd.	10,472	266,290
Suzuken Co. Ltd.	33,972	1,026,002
Taisei Corp.	15,817	600,592
Taiyo Yuden Co. Ltd.(b)	12,315	259,160
Takara Holdings, Inc.	85,074	573,584
Takashimaya Co. Ltd.(b)	39,650	657,406
TBS Holdings, Inc.	5,685	132,877
TechnoPro Holdings, Inc.	9,090	151,090
Teijin Ltd.	72,023	700,316
THK Co. Ltd.	29,871	577,480
Tobu Railway Co. Ltd.	13,844	244,381
Toda Corp.	26,381	182,902
Toho Gas Co. Ltd.	43,543	1,142,711
Tokai Carbon Co. Ltd.(b)	76,442	484,497
Tokyo Gas Co. Ltd.	90,314	2,025,880
Tokyo Ohka Kogyo Co. Ltd.	6,366	166,092
Tokyo Seimitsu Co. Ltd.	3,511	249,677
Tokyo Tatemono Co. Ltd.	26,284	425,508
	Shares	Value
Japan-(continued)
Tokyu Fudosan Holdings Corp.	129,834	$ 897,259
TOPPAN Holdings, Inc.	19,859	514,341
Toray Industries, Inc.	130,714	653,632
Tosoh Corp.	33,340	422,836
TOTO Ltd.	12,359	308,375
Toyo Seikan Group Holdings Ltd.	12,515	206,944
Toyo Suisan Kaisha Ltd.	7,452	536,333
Toyo Tire Corp.	41,789	745,259
Toyoda Gosei Co. Ltd.	27,645	535,677
Toyota Boshoku Corp.	27,897	406,530
TS Tech Co. Ltd.	33,892	404,172
Tsumura & Co.	27,964	702,904
Tsuruha Holdings, Inc.	5,329	315,443
Ulvac, Inc.	4,196	299,056
Ushio, Inc.	12,364	166,052
Welcia Holdings Co. Ltd.	25,549	352,235
Yamada Holdings Co. Ltd.	281,512	788,939
Yamaguchi Financial Group, Inc.	36,538	446,422
Yamaha Motor Co. Ltd.	120,450	1,174,645
Yamato Holdings Co. Ltd.	36,019	413,034
Yamato Kogyo Co. Ltd.	7,354	383,740
Yamazaki Baking Co. Ltd.	20,191	444,178
Yaoko Co. Ltd.	7,542	444,855
Yokohama Rubber Co. Ltd. (The)	43,135	1,081,497
Zenkoku Hosho Co. Ltd.	5,711	204,679
Zeon Corp.	12,489	115,675
		160,743,669
Luxembourg-0.08%
RTL Group S.A.	12,050	402,256
Mexico-0.04%
Fresnillo PLC	22,966	181,144
Netherlands-1.03%
Aalberts N.V.	16,610	786,548
ABN AMRO Bank N.V., CVA(b)(c)	85,102	1,445,853
CTP N.V.(c)	14,683	261,733
OCI N.V.(b)	47,559	1,293,850
Randstad N.V.(b)	22,808	1,198,403
		4,986,387
New Zealand-0.90%
a2 Milk Co. Ltd. (The)(a)(b)	98,418	464,999
Air New Zealand Ltd.(b)	741,191	245,909
Fletcher Building Ltd.	379,713	725,550
Mainfreight Ltd.(b)	19,941	845,984
Meridian Energy Ltd.	123,450	512,730
Ryman Healthcare Ltd.(a)(b)	244,395	546,569
SKYCITY Entertainment Group Ltd.(b)	168,389	180,017
Spark New Zealand Ltd.	323,740	830,432
		4,352,190
Nigeria-0.17%
Airtel Africa PLC(c)	538,397	835,609
Norway-0.74%
Aker ASA, Class A	11,842	704,777
Norsk Hydro ASA	325,016	2,194,927
Var Energi ASA	196,786	696,145
		3,595,849
Poland-1.73%
Bank Polska Kasa Opieki S.A.	18,613	756,434
KGHM Polska Miedz S.A.	67,547	2,602,713
ORLEN S.A.(b)	68,773	1,110,465

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Poland-(continued)
Powszechny Zaklad Ubezpieczen S.A.	240,813	$ 3,058,331
Santander Bank Polska S.A.	6,654	852,496
		8,380,439
Portugal-0.64%
Galp Energia SGPS S.A.	148,412	3,111,959
Singapore-1.95%
CapitaLand Ascott Trust	410,303	271,673
City Developments Ltd.	165,761	687,963
ComfortDelGro Corp. Ltd.	998,360	1,026,648
Frasers Logistics & Commercial Trust(c)	1,115,640	817,107
Jardine Cycle & Carriage Ltd.(b)	30,593	582,573
Keppel DC REIT	179,385	238,879
Keppel REIT	740,256	468,239
NetLink NBN Trust(c)	392,839	242,673
Olam Group Ltd.	562,843	474,692
Sembcorp Industries Ltd.	216,506	815,281
Singapore Airlines Ltd.(b)	197,862	990,993
Singapore Post Ltd.(b)	727,937	263,882
StarHub Ltd.	280,952	266,049
Suntec REIT	793,324	627,992
UOL Group Ltd.	86,250	343,928
Venture Corp. Ltd.	127,586	1,323,338
		9,441,910
South Korea-9.73%
BGF retail Co. Ltd.	4,071	342,546
BNK Financial Group, Inc.	134,120	818,543
Cheil Worldwide, Inc.	26,652	359,775
CJ CheilJedang Corp.	3,891	982,200
CJ Corp.	6,344	631,857
CJ ENM Co. Ltd.(a)	4,977	321,723
CJ Logistics Corp.	3,937	294,873
Coway Co. Ltd.	11,972	487,682
Daewoo Engineering & Construction Co. Ltd.(a)	94,071	248,333
DB Insurance Co. Ltd.	21,869	1,634,785
DGB Financial Group, Inc.	71,771	427,137
DL E&C Co. Ltd.	14,381	353,150
DL Holdings Co. Ltd.	6,191	247,720
Doosan Bobcat, Inc.	9,802	408,490
E-MART, Inc.	9,228	408,563
F&F Co. Ltd.	1,672	80,910
Fila Holdings Corp.	10,784	306,879
Green Cross Corp.	1,544	127,909
GS Engineering & Construction Corp.(a)	29,610	320,576
GS Holdings Corp.	22,115	696,410
GS Retail Co. Ltd.	18,950	271,408
Hana Financial Group, Inc.	63,748	2,840,816
Hankook Tire & Technology Co. Ltd.	20,190	639,436
Hanwha Aerospace Co. Ltd.	4,261	630,894
Hanwha Corp.	21,562	421,257
Hanwha Corp., Third Pfd.	12,183	131,725
Hanwha Life Insurance Co. Ltd.	170,924	346,280
Hanwha Solutions Corp.	8,338	189,397
HD Hyundai Co. Ltd.	20,697	1,026,965
HD Hyundai Infracore Co. Ltd.(a)	33,603	201,684
HL Mando Co. Ltd.	12,285	385,085
HMM Co. Ltd.	102,476	1,332,251
Hyundai Department Store Co. Ltd.	6,935	248,689
Hyundai Engineering & Construction Co. Ltd.	35,285	846,096
Hyundai Glovis Co. Ltd.	7,881	1,021,732
Hyundai Marine & Fire Insurance Co. Ltd.	29,088	689,095
	Shares	Value
South Korea-(continued)
Hyundai Steel Co.	40,668	$ 870,901
Hyundai Wia Corp.	7,523	302,104
Industrial Bank of Korea	88,646	880,986
KB Financial Group, Inc.	26,624	1,526,811
KCC Corp.	2,099	445,709
Korea Aerospace Industries Ltd.	7,034	263,162
Korea Gas Corp.(a)	12,237	263,380
Korean Air Lines Co. Ltd.	63,546	956,942
Kumho Petrochemical Co. Ltd.	8,227	875,851
LG Display Co. Ltd.(a)	115,711	829,880
LG Electronics, Inc.	11,162	844,879
LG Innotek Co. Ltd.	6,503	1,164,815
LG Uplus Corp.	104,526	728,523
LOTTE Chemical Corp.	2,658	217,125
LOTTE Chilsung Beverage Co. Ltd.	1,866	173,992
LOTTE Corp.	12,397	234,142
LOTTE Fine Chemical Co. Ltd.	6,930	240,001
LOTTE Shopping Co. Ltd.	5,436	258,736
LS Corp.	8,443	1,037,272
Meritz Financial Group, Inc.	18,031	1,001,469
Mirae Asset Securities Co. Ltd.	129,654	675,169
NCSoft Corp.	1,352	185,826
NH Investment & Securities Co. Ltd.	68,106	604,053
OCI Holdings Co. Ltd.	5,846	409,142
Orion Corp.	1,737	115,043
Ottogi Corp.	729	239,569
Pan Ocean Co. Ltd.	117,086	364,057
Posco International Corp.	2,783	86,532
S-1 Corp.	4,393	201,795
Samsung C&T Corp.	5,499	536,575
Samsung E&A Co. Ltd.(a)	16,186	273,556
Samsung Electro-Mechanics Co. Ltd.	4,313	482,839
Samsung Fire & Marine Insurance Co. Ltd.	3,274	824,087
Samsung SDS Co. Ltd.	3,077	340,469
Samsung Securities Co. Ltd.	30,547	796,466
SD Biosensor, Inc.(a)	17,368	125,943
Seegene, Inc.	12,167	185,860
Shinhan Financial Group Co. Ltd.	48,373	1,647,313
Shinsegae, Inc.	3,469	408,899
SK Innovation Co. Ltd.(a)	4,972	359,106
SK Networks Co. Ltd.	50,961	185,875
SK, Inc.	12,335	1,569,771
S-Oil Corp.	13,796	679,562
Woori Financial Group, Inc.	197,594	2,022,251
		47,159,309
Spain-2.00%
Acciona S.A.	5,859	749,907
ACS Actividades de Construccion y Servicios S.A.	66,655	2,975,473
Banco de Sabadell S.A.	627,018	1,319,520
Bankinter S.A.	132,709	1,169,840
Enagas S.A.(b)	62,972	965,961
Mapfre S.A.	488,088	1,171,010
Merlin Properties SOCIMI S.A.	33,397	399,539
Redeia Corp. S.A.	53,312	957,261
		9,708,511
Sweden-4.08%
Axfood AB(b)	27,068	717,287
Boliden AB(b)	92,412	3,222,980
Fastighets AB Balder, Class B(a)(b)	200,218	1,345,168
Getinge AB, Class B	74,909	1,331,912

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Sweden-(continued)
Holmen AB, Class B(b)	15,068	$ 629,529
Husqvarna AB, Class B(b)	48,008	395,761
Sagax AB, Class D(b)	50,449	152,778
Securitas AB, Class B(b)	239,544	2,455,296
Skanska AB, Class B(b)	165,983	2,923,625
SKF AB, Class B	51,172	1,115,671
SSAB AB, Class A	21,110	122,519
SSAB AB, Class B	61,226	353,948
Sweco AB, Class B	38,786	542,116
Tele2 AB, Class B(b)	171,176	1,669,899
Trelleborg AB, Class B	59,952	2,331,454
Volvo Car AB, Class B(a)(b)	145,223	485,011
		19,794,954
Switzerland-1.68%
Adecco Group AG	64,975	2,458,844
Avolta AG(a)	25,459	1,031,736
Baloise Holding AG(b)	6,861	1,185,645
DKSH Holding AG	15,062	1,021,775
Emmi AG	253	252,397
Georg Fischer AG	14,535	1,050,471
Helvetia Holding AG(b)	4,567	613,051
PSP Swiss Property AG	4,090	513,659
		8,127,578
United Kingdom-9.12%
Aviva PLC	403,267	2,463,998
B&M European Value Retail S.A.	137,073	950,444
Barratt Developments PLC	334,263	2,141,539
Beazley PLC	223,708	1,965,294
Berkeley Group Holdings PLC (The)	25,444	1,697,515
BT Group PLC(b)	977,577	1,625,515
Centrica PLC	814,509	1,467,921
DCC PLC	48,878	3,540,973
DS Smith PLC	633,432	3,072,712
Hargreaves Lansdown PLC	40,546	544,883
Hiscox Ltd.	34,914	507,648
Howden Joinery Group PLC	115,081	1,329,680
IMI PLC	32,602	769,990
International Consolidated Airlines Group S.A.(a)	372,604	813,121
	Shares	Value
United Kingdom-(continued)
J Sainsbury PLC	833,249	$ 2,940,797
JD Sports Fashion PLC	258,798	420,115
Johnson Matthey PLC	88,609	1,983,324
Kingfisher PLC	941,651	3,166,324
Pepco Group N.V.(a)(b)(c)	33,141	204,638
Persimmon PLC	157,361	2,895,089
RS Group PLC	111,538	999,042
Smiths Group PLC	79,474	1,742,429
Taylor Wimpey PLC	1,735,230	3,250,980
Wise PLC, Class A(a)	205,000	2,125,895
WPP PLC	150,997	1,570,294
		44,190,160
United States-0.59%
Samsonite International S.A.(a)(c)	199,253	631,631
Signify N.V.	61,669	1,668,342
Sims Ltd.(b)	77,211	544,815
		2,844,788
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.45% (Cost $456,369,473)		481,922,638
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.38%
Invesco Private Government Fund, 5.30%(d)(e)(f)	16,807,205	16,807,205
Invesco Private Prime Fund, 5.48%(d)(e)(f)	43,180,729	43,193,683
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,003,916)		60,000,888
TOTAL INVESTMENTS IN SECURITIES-111.83% (Cost $516,373,389)		541,923,526
OTHER ASSETS LESS LIABILITIES-(11.83)%		(57,348,845)
NET ASSETS-100.00%		$484,574,681

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
CVA-Dutch Certificates
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $6,597,959, which represented 1.36% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$14,391,255	$(14,391,255)	$-	$-	$-	$7,305
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,071,761	48,497,915	(36,762,471)	-	-	16,807,205	369,021*
Invesco Private Prime Fund	13,041,667	109,794,307	(79,639,086)	(2,940)	(265)	43,193,683	980,488*
Total	$18,113,428	$172,683,477	$(130,792,812)	$(2,940)	$(265)	$60,000,888	$1,356,814

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-2.03%
Cable One, Inc.(b)	15,569	$ 6,008,233
Fox Corp., Class A(b)	304,354	10,478,908
Fox Corp., Class B	152,571	4,873,118
Frontier Communications Parent, Inc.(b)(c)	660,815	17,617,328
Liberty Broadband Corp.(c)(d)	64,295	0
Liberty Media Corp.-Liberty Live, Series A(c)	49,875	1,826,921
Liberty Media Corp.-Liberty Live, Series C(b)(c)	103,676	3,946,945
Liberty Media Corp.-Liberty SiriusXM, Series A(b)(c)	200,236	4,551,364
Liberty Media Corp.-Liberty SiriusXM, Series C(b)(c)	414,705	9,397,215
News Corp., Class A	721,600	19,620,304
News Corp., Class B(b)	231,133	6,443,988
Nexstar Media Group, Inc., Class A(b)	92,390	15,308,099
Paramount Global, Class B	1,578,795	18,803,449
Sirius XM Holdings, Inc.(b)	936,325	2,640,437
TripAdvisor, Inc.(b)(c)	299,872	5,502,651
		127,018,960
Consumer Discretionary-15.25%
ADT, Inc.	567,333	4,033,738
Advance Auto Parts, Inc.(b)	160,396	11,330,373
Aramark(b)	409,555	13,167,193
AutoNation, Inc.(b)(c)	82,152	13,986,378
Bath & Body Works, Inc.	625,697	32,498,702
Best Buy Co., Inc.	483,337	40,996,644
BorgWarner, Inc.	638,758	22,778,110
Boyd Gaming Corp.(b)	198,245	10,570,423
Brunswick Corp.(b)	191,785	15,828,016
Burlington Stores, Inc.(b)(c)	64,807	15,556,920
Capri Holdings Ltd.(b)(c)	329,864	11,396,801
CarMax, Inc.(b)(c)	430,717	30,262,176
Carter’s, Inc.(b)	99,623	6,814,213
Choice Hotels International, Inc.(b)	26,412	2,989,574
Columbia Sportswear Co.	49,532	4,240,930
Crocs, Inc.(b)(c)	106,767	16,617,216
Dick’s Sporting Goods, Inc.	163,754	37,276,961
Expedia Group, Inc.(c)	244,797	27,627,789
Gap, Inc. (The)(b)	524,382	15,186,103
Gentex Corp.(b)	220,469	7,716,415
Grand Canyon Education, Inc.(b)(c)	45,251	6,446,457
H&R Block, Inc.	416,592	20,679,627
Harley-Davidson, Inc.	353,989	12,701,125
Hyatt Hotels Corp., Class A	44,900	6,621,403
Kohl’s Corp.	298,496	6,683,325
Lear Corp.	158,745	19,898,686
Leggett & Platt, Inc.	357,711	4,149,448
Lithia Motors, Inc., Class A(b)	73,865	18,698,186
LKQ Corp.	329,654	14,185,012
Macy’s, Inc.(b)	730,297	14,226,186
Marriott Vacations Worldwide Corp.(b)	98,959	8,933,029
Mattel, Inc.(b)(c)	769,292	13,685,705
MGM Resorts International(c)	450,409	18,092,930
Mister Car Wash, Inc.(b)(c)	133,675	939,735
Mohawk Industries, Inc.(c)	142,521	17,377,586
Murphy USA, Inc.(b)	53,636	23,532,795
Newell Brands, Inc.	1,027,121	7,929,374
Nordstrom, Inc.	308,322	6,813,916
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	67,426	5,557,925
PENN Entertainment, Inc.(b)(c)	413,968	7,244,440
	Shares	Value
Consumer Discretionary-(continued)
Penske Automotive Group, Inc.	54,439	$ 8,280,172
Petco Health & Wellness Co., Inc.(b)(c)	221,211	853,874
Phinia, Inc.	126,047	5,641,864
Polaris, Inc.	145,848	12,192,893
PulteGroup, Inc.	409,527	48,045,708
PVH Corp.	164,205	19,706,242
Ralph Lauren Corp.	111,557	20,847,772
RH(b)(c)	42,706	11,613,043
Service Corp. International(b)	147,845	10,594,573
Skechers U.S.A., Inc., Class A(b)(c)	169,569	12,110,618
Tapestry, Inc.	426,842	18,563,359
Tempur Sealy International, Inc.(b)	348,851	17,916,987
Texas Roadhouse, Inc.	72,968	12,599,385
Thor Industries, Inc.(b)	138,335	13,728,365
Toll Brothers, Inc.	301,275	36,647,091
TopBuild Corp.(c)	77,041	32,199,286
Travel + Leisure Co.(b)	200,144	8,794,327
Under Armour, Inc., Class A(b)(c)	508,885	3,658,883
Under Armour, Inc., Class C(b)(c)	500,020	3,480,139
Victoria’s Secret & Co.(c)	210,925	4,806,981
Wendy’s Co. (The)	196,921	3,436,271
Whirlpool Corp.(b)	140,671	13,086,623
Williams-Sonoma, Inc.(b)	177,439	52,028,664
Wyndham Hotels & Resorts, Inc.	91,872	6,500,863
YETI Holdings, Inc.(b)(c)	89,890	3,662,119
		956,267,667
Consumer Staples-4.78%
Albertson’s Cos., Inc., Class A(b)	1,136,085	23,448,794
BJ’s Wholesale Club Holdings, Inc.(b)(c)	363,171	31,984,470
Boston Beer Co., Inc. (The), Class A(b)(c)	10,044	3,150,502
Bunge Global S.A.	203,185	21,860,674
Casey’s General Stores, Inc.(b)	100,238	33,256,964
Darling Ingredients, Inc.(c)	208,345	8,417,138
Flowers Foods, Inc.	381,105	8,849,258
Grocery Outlet Holding Corp.(b)(c)	256,115	5,631,969
Ingredion, Inc.	132,184	15,542,195
Olaplex Holdings, Inc.(b)(c)	351,399	625,490
Performance Food Group Co.(c)	418,135	29,102,196
Pilgrim’s Pride Corp.(b)(c)	111,165	3,994,158
Post Holdings, Inc.(b)(c)	144,047	15,351,089
Reynolds Consumer Products, Inc.	66,210	1,883,012
Seaboard Corp.	731	2,442,366
Spectrum Brands Holdings, Inc.	53,475	4,798,847
Tyson Foods, Inc., Class A	756,360	43,301,610
US Foods Holding Corp.(c)	618,275	32,663,468
Walgreens Boots Alliance, Inc.(b)	819,291	13,288,900
		299,593,100
Energy-7.59%
Antero Midstream Corp.(b)	720,182	10,550,666
Antero Resources Corp.(b)(c)	774,628	27,599,996
APA Corp.	846,972	25,858,055
Chesapeake Energy Corp.(b)	346,614	31,517,611
Coterra Energy, Inc.	1,613,103	46,005,698
Diamondback Energy, Inc.	227,295	45,290,802
DT Midstream, Inc.(b)	262,206	17,588,778
EQT Corp.(b)	982,469	40,369,651
HF Sinclair Corp.	386,554	21,349,377
Marathon Oil Corp.	1,692,403	49,011,991
New Fortress Energy, Inc.(b)	72,006	1,825,352
NOV, Inc.	493,784	9,293,015
Ovintiv, Inc.	662,159	34,213,756
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Energy-(continued)
Range Resources Corp.	632,285	$ 23,337,639
Southwestern Energy Co.(c)	3,005,867	22,634,179
Targa Resources Corp.	385,632	45,593,271
TechnipFMC PLC (United Kingdom)	921,632	24,137,542
		476,177,379
Financials-21.93%
Affiliated Managers Group, Inc.	96,009	15,611,063
Ally Financial, Inc.	738,257	28,769,875
American Financial Group, Inc.	109,019	14,162,658
Annaly Capital Management, Inc.(b)	1,346,640	26,528,808
Assurant, Inc.	130,640	22,662,121
Assured Guaranty Ltd.(b)	153,208	11,907,326
AXIS Capital Holdings Ltd.(b)	209,732	15,495,000
Bank OZK(b)	297,686	12,467,090
Blue Owl Capital, Inc.(b)	450,248	8,099,961
BOK Financial Corp.(b)	76,769	6,956,807
Brighthouse Financial, Inc.(b)(c)	49,197	2,189,758
Citizens Financial Group, Inc.	1,130,858	39,907,979
CNA Financial Corp.(b)	67,783	3,113,951
Columbia Banking System, Inc.	560,852	10,813,227
Comerica, Inc.	355,446	18,213,053
Commerce Bancshares, Inc.	136,281	7,582,675
Corebridge Financial, Inc.	398,929	11,636,759
Credit Acceptance Corp.(b)(c)	17,158	8,421,661
Cullen/Frost Bankers, Inc.	79,892	8,115,429
Discover Financial Services	174,435	21,396,197
East West Bancorp, Inc.	383,443	28,447,636
Equitable Holdings, Inc.	697,244	28,928,654
Euronet Worldwide, Inc.(c)	105,484	12,297,325
Evercore, Inc., Class A	97,620	19,811,003
Everest Group Ltd.	53,439	20,890,908
F.N.B. Corp.	964,809	13,285,420
Fidelity National Financial, Inc.(b)	707,426	35,625,973
Fifth Third Bancorp	1,104,376	41,325,750
First American Financial Corp.	270,225	15,019,105
First Hawaiian, Inc.	343,566	6,984,697
First Horizon Corp.	1,462,410	23,164,574
Franklin Resources, Inc.	406,295	9,588,562
Globe Life, Inc.	107,567	8,902,245
Hanover Insurance Group, Inc. (The)	95,601	12,612,640
Hartford Financial Services Group, Inc. (The)	233,583	24,164,161
Huntington Bancshares, Inc.	2,320,928	32,307,318
Interactive Brokers Group, Inc., Class A	272,426	34,249,397
Invesco Ltd.(e)	855,928	13,446,629
Janus Henderson Group PLC	255,179	8,548,496
Jefferies Financial Group, Inc.	150,240	6,989,165
KeyCorp	2,538,976	36,485,085
Lazard, Inc.(b)	295,018	11,868,574
Lincoln National Corp.(b)	455,875	15,039,316
Loews Corp.	353,075	27,116,160
LPL Financial Holdings, Inc.	46,761	13,383,466
M&T Bank Corp.	127,580	19,341,128
MGIC Investment Corp.	777,466	16,326,786
NCR Atleos Corp.(c)	172,282	4,794,608
New York Community Bancorp, Inc.	967,199	3,182,085
Northern Trust Corp.	180,265	15,185,524
Old Republic International Corp.	743,328	23,622,964
OneMain Holdings, Inc.(b)	302,684	14,867,838
Pinnacle Financial Partners, Inc.(b)	203,419	16,173,845
Popular, Inc.	189,623	16,878,343
Primerica, Inc.	41,516	9,378,049
	Shares	Value
Financials-(continued)
Principal Financial Group, Inc.	431,320	$ 35,385,493
Prosperity Bancshares, Inc.	130,921	8,156,378
Regions Financial Corp.	1,033,998	20,007,861
Reinsurance Group of America, Inc.	165,562	34,734,908
Rithm Capital Corp.	1,300,284	14,576,184
RLI Corp.	43,811	6,395,530
Rocket Cos., Inc., Class A(b)(c)	337,695	4,693,960
Ryan Specialty Holdings, Inc., Class A(b)	69,707	3,870,830
SEI Investments Co.	72,273	4,893,605
SLM Corp.	407,906	8,753,663
Starwood Property Trust, Inc.(b)	594,965	11,566,120
State Street Corp.	322,315	24,363,791
Stifel Financial Corp.	281,249	22,767,107
Synchrony Financial	1,160,890	50,846,982
Synovus Financial Corp.	390,554	15,501,088
TPG, Inc.	173,242	7,262,305
Unum Group	536,086	28,873,592
UWM Holdings Corp.(b)	250,812	1,848,484
Virtu Financial, Inc., Class A	241,305	5,308,710
Voya Financial, Inc.	264,580	20,060,456
W.R. Berkley Corp.	220,305	17,851,314
Webster Financial Corp.	475,087	21,008,347
Western Alliance Bancorporation	291,680	18,384,590
Western Union Co. (The)	1,009,929	12,927,091
WEX, Inc.(c)	40,136	7,518,276
Wintrust Financial Corp.	164,063	16,178,252
Zions Bancorporation N.A.	392,813	16,965,593
		1,374,985,337
Health Care-5.73%
Acadia Healthcare Co., Inc.(b)(c)	84,292	5,806,876
Amedisys, Inc.(b)(c)	82,125	7,485,694
Azenta, Inc.(b)(c)	171,603	8,667,667
Cardinal Health, Inc.	329,291	32,688,717
Catalent, Inc.(c)	343,567	18,480,469
DaVita, Inc.(c)	146,089	21,492,614
Elanco Animal Health, Inc.(b)(c)	1,062,995	18,793,752
Encompass Health Corp.	201,622	17,418,124
Enovis Corp.(b)(c)	141,388	7,107,575
Envista Holdings Corp.(b)(c)	171,275	3,315,884
Henry Schein, Inc.(c)	244,652	16,964,170
Integra LifeSciences Holdings Corp.(b)(c)	157,272	4,859,705
Jazz Pharmaceuticals PLC(b)(c)	54,938	5,782,224
Maravai LifeSciences Holdings, Inc., Class A(c)	296,834	2,573,551
Molina Healthcare, Inc.(c)	84,867	26,697,461
Organon & Co.(b)	689,951	14,716,655
Perrigo Co. PLC	168,802	4,647,119
Premier, Inc., Class A	320,367	6,061,344
Quest Diagnostics, Inc.	108,413	15,391,394
QuidelOrtho Corp.(c)	143,859	6,357,129
Tenet Healthcare Corp.(c)	275,619	37,269,201
United Therapeutics Corp.(c)	40,255	11,075,358
Universal Health Services, Inc., Class B	165,120	31,339,776
Viatris, Inc.	3,258,780	34,543,068
		359,535,527
Industrials-18.63%
Acuity Brands, Inc.(b)	86,330	22,412,131
Advanced Drainage Systems, Inc.	80,566	13,977,395
AECOM	170,149	14,860,814
AGCO Corp.	169,242	18,164,744
Air Lease Corp., Class A	279,172	13,299,754

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Alaska Air Group, Inc.(b)(c)	338,246	$ 14,213,097
Allison Transmission Holdings, Inc.	245,086	18,579,970
American Airlines Group, Inc.(b)(c)	1,777,488	20,441,112
Armstrong World Industries, Inc.(b)	92,640	10,727,712
Avis Budget Group, Inc.(b)	55,339	6,293,704
Builders FirstSource, Inc.(c)	346,441	55,704,248
BWX Technologies, Inc.	85,950	7,918,574
C.H. Robinson Worldwide, Inc.	313,907	27,112,148
CACI International, Inc., Class A(c)	61,520	26,114,010
Carlisle Cos., Inc.	72,357	30,266,210
Clean Harbors, Inc.(c)	76,344	16,535,347
CNH Industrial N.V.	1,656,107	17,488,490
Concentrix Corp.(b)	118,341	7,257,854
Core & Main, Inc., Class A(c)	229,025	13,182,679
Curtiss-Wright Corp.	38,122	10,781,664
Delta Air Lines, Inc.	861,055	43,931,026
Dun & Bradstreet Holdings, Inc.	734,950	7,048,171
EMCOR Group, Inc.	114,892	44,653,925
ESAB Corp.	131,784	13,550,031
Expeditors International of Washington, Inc.	184,218	22,271,956
Flowserve Corp.	157,458	7,825,663
Fortune Brands Innovations, Inc.	345,007	24,171,190
Gates Industrial Corp. PLC(b)(c)	319,972	5,573,912
Generac Holdings, Inc.(c)	56,587	8,330,172
Genpact Ltd.	255,272	8,439,292
GXO Logistics, Inc.(b)(c)	290,965	14,615,172
Hayward Holdings, Inc.(b)(c)	264,042	3,825,969
Hertz Global Holdings, Inc.(b)(c)	362,703	1,581,385
Huntington Ingalls Industries, Inc.	106,895	27,055,125
ITT, Inc.	91,943	12,217,386
KBR, Inc.	259,671	17,049,998
Kirby Corp.(b)(c)	89,720	11,140,532
Knight-Swift Transportation Holdings, Inc.	428,233	20,662,242
Landstar System, Inc.	97,957	17,831,113
Leidos Holdings, Inc.	371,684	54,656,132
ManpowerGroup, Inc.	136,157	10,160,035
Masco Corp.	323,983	22,652,891
MasTec, Inc.(b)(c)	77,062	8,650,210
MDU Resources Group, Inc.	545,361	13,764,912
Middleby Corp. (The)(b)(c)	64,497	8,314,308
MSC Industrial Direct Co., Inc., Class A(b)	94,783	8,141,860
nVent Electric PLC	162,782	13,247,199
Oshkosh Corp.	178,570	20,308,766
Owens Corning	244,662	44,300,948
Regal Rexnord Corp.(b)	69,295	10,362,374
Robert Half, Inc.	288,722	18,544,614
Ryder System, Inc.	124,081	15,072,119
Saia, Inc.(c)	23,642	9,680,926
Schneider National, Inc., Class B	148,012	3,327,310
Science Applications International Corp.	145,417	19,580,399
Sensata Technologies Holding PLC(b)	231,457	9,563,803
SiteOne Landscape Supply, Inc.(b)(c)	46,641	7,220,960
Southwest Airlines Co.	861,270	23,116,487
Stericycle, Inc.(b)(c)	114,047	5,877,982
Textron, Inc.	342,598	30,015,011
Timken Co. (The)(b)	153,191	13,310,766
U-Haul Holding Co.(b)(c)	24,148	1,526,878
U-Haul Holding Co., Series N	104,493	6,352,129
United Airlines Holdings, Inc.(c)	890,457	47,185,316
Valmont Industries, Inc.	34,904	8,774,866
Vestis Corp.	205,157	2,527,534
	Shares	Value
Industrials-(continued)
WESCO International, Inc.	121,154	$ 21,745,931
XPO, Inc.(c)	311,192	33,291,320
		1,168,379,903
Information Technology-7.09%
Arrow Electronics, Inc.(b)(c)	157,085	20,626,831
Avnet, Inc.	245,146	13,384,972
Cirrus Logic, Inc.(b)(c)	149,111	17,103,032
Coherent Corp.(b)(c)	321,901	18,367,671
Crane NXT Co.	129,695	8,199,318
Dropbox, Inc., Class A(b)(c)	717,053	16,155,204
DXC Technology Co.(c)	613,240	9,535,882
Gen Digital, Inc.	1,272,465	31,595,306
Hewlett Packard Enterprise Co.	3,516,561	62,067,302
HP, Inc.	1,457,574	53,201,451
Jabil, Inc.	351,604	41,805,716
Kyndryl Holdings, Inc.(c)	553,686	14,733,584
Littelfuse, Inc.	29,671	7,613,579
Lumentum Holdings, Inc.(b)(c)	177,187	7,707,634
MKS Instruments, Inc.	96,942	12,271,888
NCR Voyix Corp.(b)(c)	344,564	4,541,353
TD SYNNEX Corp.	112,426	14,709,818
Teradata Corp.(c)	183,779	5,993,033
Viasat, Inc.(b)(c)	194,401	3,283,433
Vontier Corp.	404,322	16,164,794
Western Digital Corp.(c)	869,522	65,466,311
		444,528,112
Materials-10.92%
Alcoa Corp.(b)	479,581	21,231,051
Amcor PLC(b)	1,449,149	14,737,845
Ardagh Group S.A., Class A(c)(d)	16,236	68,475
Ardagh Metal Packaging S.A.	386,828	1,527,971
Ashland, Inc.	116,169	11,636,649
Avery Dennison Corp.	58,411	13,293,760
Axalta Coating Systems Ltd.(c)	254,189	9,046,587
Berry Global Group, Inc.	332,348	19,900,998
Celanese Corp.	254,847	38,746,938
CF Industries Holdings, Inc.	532,220	42,433,901
Chemours Co. (The)(b)	401,537	9,966,148
Cleveland-Cliffs, Inc.(b)(c)	1,386,186	23,953,294
Crown Holdings, Inc.	289,346	24,360,040
Eagle Materials, Inc.(b)	64,740	15,044,929
Eastman Chemical Co.	263,231	26,673,197
Element Solutions, Inc.	303,914	7,303,053
Graphic Packaging Holding Co.(b)	834,125	23,622,420
Huntsman Corp.	471,599	11,695,655
International Paper Co.	943,970	42,563,607
Louisiana-Pacific Corp.	173,473	15,904,005
LyondellBasell Industries N.V., Class A	211,884	21,065,507
Mosaic Co. (The)	902,626	27,918,222
MP Materials Corp.(b)(c)	161,308	2,616,416
NewMarket Corp.	11,045	5,909,848
Olin Corp.	348,521	18,736,489
Packaging Corp. of America	175,582	32,217,541
Reliance, Inc.	118,366	35,602,126
Sealed Air Corp.	387,723	15,070,793
Silgan Holdings, Inc.	225,125	10,637,156
Sonoco Products Co.	264,065	16,205,669
SSR Mining, Inc. (Canada)	257,739	1,376,326
Steel Dynamics, Inc.	366,660	49,084,774
United States Steel Corp.	613,837	23,540,649

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
Westlake Corp.	84,028	$ 13,491,536
WestRock Co.	694,074	37,230,129
		684,413,704
Real Estate-2.98%
Apartment Income REIT Corp.	401,881	15,572,889
Boston Properties, Inc.	428,059	25,970,340
Brixmor Property Group, Inc.(b)	382,752	8,615,748
Cousins Properties, Inc.	325,202	7,521,922
EPR Properties	162,753	6,679,383
Highwoods Properties, Inc.(b)	280,672	7,289,052
Host Hotels & Resorts, Inc.	687,372	12,331,454
Howard Hughes Holdings, Inc.(b)(c)	60,125	3,986,287
Jones Lang LaSalle, Inc.(c)	129,453	26,158,568
Kilroy Realty Corp.(b)	314,729	10,552,863
Medical Properties Trust, Inc.(b)	1,602,093	8,587,218
National Storage Affiliates Trust(b)	144,118	5,271,836
Omega Healthcare Investors, Inc.(b)	240,365	7,771,000
Park Hotels & Resorts, Inc.	592,759	9,401,158
Vornado Realty Trust(b)	345,471	8,470,949
Zillow Group, Inc., Class A(c)	146,178	5,869,047
Zillow Group, Inc., Class C(b)(c)	412,575	16,894,946
		186,944,660
Utilities-2.92%
AES Corp. (The)	733,127	15,828,212
Brookfield Renewable Corp., Class A(b)	343,419	10,831,435
Clearway Energy, Inc., Class A	93,506	2,401,234
Clearway Energy, Inc., Class C	221,041	6,189,148
Evergy, Inc.	220,426	12,048,485
Hawaiian Electric Industries, Inc.(b)	296,150	3,254,689
IDACORP, Inc.(b)	56,735	5,416,490
National Fuel Gas Co.	240,008	13,718,857
NiSource, Inc.	564,371	16,400,621
NRG Energy, Inc.	629,035	50,951,835
	Shares	Value
Utilities-(continued)
OGE Energy Corp.	465,562	$ 16,899,901
Pinnacle West Capital Corp.(b)	183,559	14,475,463
UGI Corp.	564,234	14,365,398
		182,781,768
Total Common Stocks & Other Equity Interests (Cost $5,706,366,361)		6,260,626,117
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f) (Cost $2,527,069)	2,527,069	2,527,069
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $5,708,893,430)		6,263,153,186
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.70%
Invesco Private Government Fund, 5.30%(e)(f)(g)	134,935,041	134,935,041
Invesco Private Prime Fund, 5.48%(e)(f)(g)	347,335,570	347,439,771
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $482,378,689)		482,374,812
TOTAL INVESTMENTS IN SECURITIES-107.59% (Cost $6,191,272,119)		6,745,527,998
OTHER ASSETS LESS LIABILITIES-(7.59)%		(475,625,042)
NET ASSETS-100.00%		$6,269,902,956

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Invesco Ltd.	$11,736,606	$19,493,439	$(15,693,806)	$(1,049,266)	$(1,040,344)	$13,446,629	$363,419
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	94,115,363	(91,588,294)	-	-	2,527,069	82,154
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$125,506,582	$1,029,243,678	$(1,019,815,219)	$-	$-	$134,935,041	$5,174,334*
Invesco Private Prime Fund	322,731,213	2,320,205,479	(2,295,534,319)	4,933	32,465	347,439,771	13,822,644*
Total	$459,974,401	$3,463,057,959	$(3,422,631,638)	$(1,044,333)	$(1,007,879)	$498,348,510	$19,442,551

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-5.92%
Advantage Solutions, Inc.(b)(c)	61,759	$ 212,451
AMC Networks, Inc., Class A(b)(c)	85,870	1,488,986
ATN International, Inc.	8,702	211,807
Bandwidth, Inc., Class A(b)	65,085	1,310,161
Clear Channel Outdoor Holdings, Inc.(b)	583,000	839,520
Consolidated Communications Holdings, Inc.(b)(c)	205,124	902,546
DHI Group, Inc.(b)(c)	76,354	158,053
E.W. Scripps Co. (The), Class A(b)	116,505	316,894
EchoStar Corp., Class A(b)(c)	59,043	1,133,626
Emerald Holding, Inc.(b)(c)	42,435	241,880
Entravision Communications Corp., Class A(c)	151,134	326,449
EverQuote, Inc., Class A(b)(c)	19,562	467,336
Gannett Co., Inc.(b)(c)	332,499	1,250,196
Gray Television, Inc.(c)	154,185	962,114
IDT Corp., Class B	9,770	395,978
iHeartMedia, Inc., Class A(b)(c)	285,086	263,876
Liberty Latin America Ltd., Class A(b)	100,377	910,419
Liberty Latin America Ltd., Class C(b)	70,095	635,762
Marcus Corp. (The)(c)	30,457	324,367
MediaAlpha, Inc., Class A(b)(c)	17,221	306,189
Outbrain, Inc.(b)(c)	110,292	506,240
Playstudios, Inc.(b)	29,920	67,918
QuinStreet, Inc.(b)(c)	33,856	596,204
Sinclair, Inc.(c)	14,696	208,683
Sphere Entertainment Co.(b)(c)	14,152	516,548
Spok Holdings, Inc.(c)	17,954	273,080
Stagwell, Inc.(b)(c)	118,619	822,030
System1, Inc.(b)(c)	30,995	39,674
Telephone & Data Systems, Inc.	157,976	3,142,143
Thryv Holdings, Inc.(b)(c)	20,663	435,369
Townsquare Media, Inc., Class A	32,735	360,412
Urban One, Inc., Class A(b)(c)	18,180	38,360
Urban One, Inc., Class D(b)(c)	34,043	57,192
Vivid Seats, Inc., Class A(b)(c)	13,956	70,478
WideOpenWest, Inc.(b)	23,879	120,111
		19,913,052
Consumer Discretionary-14.64%
1-800-Flowers.com, Inc., Class A(b)(c)	69,553	673,273
Aaron’s Co., Inc. (The)	87,533	742,280
Accel Entertainment, Inc.(b)	31,375	310,926
American Axle & Manufacturing Holdings, Inc.(b)	144,558	1,104,423
America’s Car-Mart, Inc.(b)(c)	3,701	223,059
AMMO, Inc.(b)(c)	145,035	391,595
Arko Corp.(c)	84,039	504,234
Bally’s Corp.(b)(c)	24,401	296,472
Beazer Homes USA, Inc.(b)	48,855	1,403,116
Beyond, Inc.(b)(c)	19,362	292,947
Big 5 Sporting Goods Corp.	58,420	202,717
Biglari Holdings, Inc., Class B(b)(c)	474	94,321
BJ’s Restaurants, Inc.(b)(c)	14,977	524,794
Build-A-Bear Workshop, Inc.(c)	33,838	915,995
Caleres, Inc.	60,136	2,085,516
Camping World Holdings, Inc., Class A	17,634	354,443
CarParts.com, Inc.(b)	121,107	142,906
Carriage Services, Inc.	17,540	471,651
Cato Corp. (The), Class A(c)	47,230	283,380
Century Casinos, Inc.(b)(c)	68,282	182,313
Chegg, Inc.(b)(c)	49,921	191,197
Children’s Place, Inc. (The)(b)(c)	32,637	399,803
	Shares	Value
Consumer Discretionary-(continued)
Chuy’s Holdings, Inc.(b)	6,818	$ 182,109
Clarus Corp.(c)	13,962	97,734
ContextLogic, Inc., Class A(b)(c)	23,504	128,332
Cooper-Standard Holdings, Inc.(b)(c)	6,066	80,071
Cricut, Inc., Class A(c)	82,172	511,932
Denny’s Corp.(b)(c)	31,815	232,250
Designer Brands, Inc., Class A(c)	137,251	1,379,373
Destination XL Group, Inc.(b)(c)	161,891	574,713
Dine Brands Global, Inc.	5,459	215,358
Dream Finders Homes, Inc., Class A(b)(c)	22,401	636,412
Duluth Holdings, Inc., Class B(b)	36,479	144,092
El Pollo Loco Holdings, Inc.(b)	41,582	444,096
Envela Corp.(b)(c)	9,975	47,082
Escalade, Inc.(c)	24,442	336,811
Ethan Allen Interiors, Inc.(c)	21,137	615,298
Full House Resorts, Inc.(b)(c)	17,396	86,458
Funko, Inc., Class A(b)(c)	22,050	199,332
Genesco, Inc.(b)	27,587	786,230
G-III Apparel Group Ltd.(b)	28,547	858,123
GoPro, Inc., Class A(b)(c)	99,438	151,146
Guess?, Inc.(c)	17,299	402,548
Haverty Furniture Cos., Inc., (Acquired 07/07/2023 - 04/08/2024; Cost $1,083,583)(d)	31,949	907,671
Hibbett, Inc.(c)	29,738	2,574,716
Holley, Inc.(b)(c)	104,124	399,836
Hooker Furnishings Corp.	24,395	423,985
Hovnanian Enterprises, Inc., Class A(b)	12,254	1,761,880
Inspired Entertainment, Inc.(b)(c)	20,804	189,524
J Jill, Inc.	12,712	428,394
JAKKS Pacific, Inc.(b)	19,803	367,742
Johnson Outdoors, Inc., Class A(c)	2,751	100,109
Lands’ End, Inc.(b)(c)	36,929	527,715
Landsea Homes Corp.(b)(c)	37,383	370,839
Latham Group, Inc.(b)	40,590	156,677
La-Z-Boy, Inc.	16,638	624,258
Lazydays Holdings, Inc.(b)(c)	35,064	124,828
Legacy Housing Corp.(b)(c)	6,465	150,182
Lincoln Educational Services Corp.(b)	37,365	437,918
Lovesac Co. (The)(b)(c)	19,190	539,431
Malibu Boats, Inc., Class A(b)(c)	8,165	314,026
Marine Products Corp.(c)	5,773	59,116
MarineMax, Inc.(b)(c)	36,305	1,033,966
MasterCraft Boat Holdings, Inc.(b)(c)	24,774	522,731
Movado Group, Inc.	23,430	620,895
Nathan’s Famous, Inc.(c)	2,056	145,750
Noodles & Co.(b)	109,101	205,110
ONE Group Hospitality, Inc. (The)(b)(c)	37,921	197,189
OneWater Marine, Inc., Class A(b)(c)	30,188	780,058
Patrick Industries, Inc.	8,024	919,550
Perdoceo Education Corp.	41,080	924,300
PetMed Express, Inc.(c)	18,672	79,543
PlayAGS, Inc.(b)	97,397	1,124,935
Potbelly Corp.(b)(c)	46,365	414,967
RCI Hospitality Holdings, Inc.	3,594	160,796
Red Robin Gourmet Burgers, Inc.(b)(c)	39,633	321,027
Revolve Group, Inc.(b)(c)	20,220	385,798
Rocky Brands, Inc.	19,357	754,729
Rush Street Interactive, Inc.(b)	26,605	238,115
Sally Beauty Holdings, Inc.(b)(c)	52,366	637,818
Shoe Carnival, Inc.(c)	26,975	1,018,306
Sleep Number Corp.(b)(c)	54,528	824,463
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Smith & Wesson Brands, Inc.	83,944	$ 1,407,741
Snap One Holdings Corp.(b)(c)	8,059	86,392
Solo Brands, Inc., Class A(b)(c)	38,285	74,656
Sonic Automotive, Inc., Class A(c)	13,559	768,389
Sportsman’s Warehouse Holdings, Inc.(b)(c)	106,246	404,797
Standard Motor Products, Inc.(c)	10,182	312,689
Stitch Fix, Inc., Class A(b)(c)	131,060	323,718
Stoneridge, Inc.(b)(c)	24,762	392,973
Sturm, Ruger & Co., Inc.	5,512	244,953
Tile Shop Holdings, Inc.(b)(c)	45,898	302,927
Tilly’s, Inc., Class A(b)(c)	54,787	316,121
Torrid Holdings, Inc.(b)(c)	32,822	220,236
United Homes Group, Inc.(b)	6,883	38,201
Universal Technical Institute, Inc.(b)	83,822	1,325,226
Vera Bradley, Inc.(b)(c)	19,207	156,729
Vizio Holding Corp., Class A(b)(c)	30,986	332,790
VOXX International Corp.(b)(c)	9,881	36,461
Weyco Group, Inc.	5,879	179,721
Zumiez, Inc.(b)(c)	33,876	636,191
		49,230,665
Consumer Staples-2.90%
Alico, Inc.(c)	7,320	195,956
Andersons, Inc. (The)	15,614	817,237
B&G Foods, Inc.(c)	33,637	320,897
Calavo Growers, Inc.(c)	17,204	463,992
Dole PLC	37,352	462,044
Fresh Del Monte Produce, Inc.	14,961	349,489
Hain Celestial Group, Inc. (The)(b)(c)	32,126	246,085
Herbalife Ltd.(b)(c)	64,323	662,527
HF Foods Group, Inc.(b)	113,110	399,278
Ingles Markets, Inc., Class A(c)	8,971	656,139
Limoneira Co.(c)	12,969	259,639
Medifast, Inc.(c)	9,440	242,986
Natural Grocers by Vitamin Cottage, Inc.(c)	25,960	560,217
Nature’s Sunshine Products, Inc.(b)	21,361	327,251
Oil-Dri Corp.of America	6,679	558,097
Seneca Foods Corp., Class A(b)	14,499	857,181
SpartanNash Co.	41,553	816,516
SunOpta, Inc. (Canada)(b)(c)	37,014	222,454
Turning Point Brands, Inc.(c)	18,448	605,279
Village Super Market, Inc., Class A(c)	23,629	718,322
		9,741,586
Energy-8.95%
Amplify Energy Corp.(b)(c)	100,375	632,362
Ardmore Shipping Corp. (Ireland)	76,425	1,712,684
Atlas Energy Solutions, Inc.(c)	10,504	254,407
Berry Corp.	191,570	1,335,243
Bristow Group, Inc.(b)	13,564	487,083
Centrus Energy Corp., Class A(b)(c)	9,069	450,094
Crescent Energy Co., Class A	94,256	1,187,626
Delek US Holdings, Inc.	25,630	652,540
DMC Global, Inc.(b)	39,616	514,612
Dorian LPG Ltd.	12,849	650,288
Empire Petroleum Corp.(b)(c)	8,527	61,735
Evolution Petroleum Corp.(c)	49,581	285,091
Excelerate Energy, Inc., Class A	16,519	294,203
Forum Energy Technologies, Inc.(b)	22,640	412,954
FutureFuel Corp.	31,832	136,241
Granite Ridge Resources, Inc.(c)	31,860	208,683
Hallador Energy Co.(b)(c)	51,125	458,591
KLX Energy Services Holdings, Inc.(b)(c)	34,445	176,014
	Shares	Value
Energy-(continued)
Mammoth Energy Services, Inc.(b)(c)	51,770	$ 192,067
Nabors Industries Ltd.(b)(c)	9,401	702,819
NACCO Industries, Inc., Class A	11,576	385,249
Newpark Resources, Inc.(b)	99,618	844,761
Oil States International, Inc.(b)	75,398	337,029
Overseas Shipholding Group, Inc., Class A(c)	142,691	1,205,739
Par Pacific Holdings, Inc.(b)	29,277	794,578
PrimeEnergy Resources Corp.(b)(c)	2,038	232,332
ProFrac Holding Corp., Class A(b)(c)	46,709	449,341
ProPetro Holding Corp.(b)	98,827	946,763
Ranger Energy Services, Inc.(c)	35,777	377,447
REX American Resources Corp.(b)	14,034	701,560
Riley Exploration Permian, Inc.(c)	7,885	230,242
Ring Energy, Inc.(b)(c)	331,752	593,836
SandRidge Energy, Inc.(c)	67,424	941,239
Select Water Solutions, Inc., Class A	41,971	458,743
SFL Corp. Ltd. (Norway)(c)	57,066	816,614
SilverBow Resources, Inc.(b)(c)	39,355	1,542,716
Solaris Oilfield Infrastructure, Inc., Class A	55,672	509,955
Teekay Corp. (Bermuda)(b)(c)	125,103	1,224,758
Teekay Tankers Ltd., Class A (Canada)	10,067	733,180
TETRA Technologies, Inc.(b)	169,246	627,903
U.S. Silica Holdings, Inc.(b)	62,571	969,225
VAALCO Energy, Inc.(c)	192,033	1,225,170
Vertex Energy, Inc.(b)(c)	148,382	167,672
Vital Energy, Inc.(b)(c)	26,901	1,314,114
Vitesse Energy, Inc.(c)	22,478	573,639
W&T Offshore, Inc.(c)	205,089	457,348
World Kinect Corp.(c)	23,860	628,472
		30,094,962
Financials-24.17%
1st Source Corp.(c)	4,058	208,662
ACNB Corp.	9,792	309,133
AFC Gamma, Inc.(c)	17,630	207,153
Alerus Financial Corp.	26,051	503,826
AlTi Global, Inc.(b)(c)	15,172	72,370
Amalgamated Financial Corp.(c)	16,918	427,687
A-Mark Precious Metals, Inc.(c)	20,247	768,171
Ambac Financial Group, Inc.(b)	60,548	1,072,911
Amerant Bancorp, Inc.(c)	8,623	190,051
Ames National Corp.(c)	9,800	200,900
Ares Commercial Real Estate Corp.(c)	31,941	222,309
Arrow Financial Corp.	15,463	388,276
Atlanticus Holdings Corp.(b)(c)	10,081	259,082
Banc of California, Inc.(c)	122,322	1,695,383
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	19,866	596,179
Bank of Marin Bancorp(c)	23,661	363,906
Bank7 Corp.	4,957	149,949
BankUnited, Inc.	22,588	648,050
Bankwell Financial Group, Inc.	15,477	382,901
Bar Harbor Bankshares	13,968	366,939
BayCom Corp.	17,403	351,193
BCB Bancorp, Inc.(c)	32,774	327,740
Berkshire Hills Bancorp, Inc.	11,907	264,693
Blue Foundry Bancorp(b)(c)	9,454	86,882
Blue Ridge Bankshares, Inc.(b)(c)	47,861	138,797
Bread Financial Holdings, Inc.(c)	21,856	912,707
Bridgewater Bancshares, Inc.(b)(c)	43,711	492,623
BrightSphere Investment Group, Inc.	9,131	202,434
BrightSpire Capital, Inc.(c)	43,952	265,910
Brookline Bancorp, Inc.	42,400	366,760

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Business First Bancshares, Inc.	27,466	$ 589,146
Byline Bancorp, Inc.	18,558	428,690
C&F Financial Corp.(c)	8,819	387,507
Cambridge Bancorp(c)	6,398	428,282
Camden National Corp.(c)	14,822	480,529
Cantaloupe, Inc.(b)(c)	19,941	142,778
Capital Bancorp, Inc.	16,236	327,155
Capital City Bank Group, Inc.	6,778	184,090
Capitol Federal Financial, Inc.	37,079	191,698
Carter Bankshares, Inc.(b)(c)	28,522	363,656
Cass Information Systems, Inc.	7,942	336,264
Central Pacific Financial Corp.	37,335	757,154
Chemung Financial Corp.	6,260	271,684
Chicago Atlantic Real Estate Finance, Inc.(c)	11,544	181,241
ChoiceOne Financial Services, Inc.	13,625	336,265
Citizens & Northern Corp.(c)	11,884	208,327
Citizens Financial Services, Inc.	2,910	122,075
Civista Bancshares, Inc.	18,713	268,157
CNB Financial Corp.	25,527	495,224
Coastal Financial Corp.(b)(c)	8,265	366,470
Codorus Valley Bancorp, Inc.(c)	13,948	306,856
Colony Bankcorp, Inc.	33,227	401,382
Community Trust Bancorp, Inc.	8,919	375,579
Community West Bancshares, Class B(c)	13,652	237,135
ConnectOne Bancorp, Inc.(c)	44,511	829,685
Consumer Portfolio Services, Inc.(b)(c)	25,177	208,466
Crawford & Co., Class A	13,623	123,697
CrossFirst Bankshares, Inc.(b)(c)	36,527	478,138
Customers Bancorp, Inc.(b)	17,559	795,423
Diamond Hill Investment Group, Inc.	1,322	198,353
Dime Community Bancshares, Inc.	39,360	726,979
Donegal Group, Inc., Class A	16,621	220,062
Dynex Capital, Inc.(c)	45,743	560,352
Eagle Bancorp, Inc.	29,719	535,834
Encore Capital Group, Inc.(b)(c)	10,109	447,222
Enova International, Inc.(b)	7,778	479,514
Enterprise Bancorp, Inc.	9,660	242,949
Equity Bancshares, Inc., Class A(c)	18,546	625,000
Esquire Financial Holdings, Inc.(c)	4,331	198,230
ESSA Bancorp, Inc.	11,278	194,207
Evans Bancorp, Inc.(c)	9,805	259,440
Farmers & Merchants Bancorp, Inc.	13,074	288,412
Farmers National Banc Corp.(c)	31,013	378,979
FB Financial Corp.	12,256	453,472
Federal Agricultural Mortgage Corp., Class C	2,979	520,342
Fidelity D&D Bancorp, Inc.(c)	6,950	321,299
Finance of America Cos., Inc., Class A(b)	145,192	84,037
Financial Institutions, Inc.	40,771	717,977
First Bancorp, Inc. (The)(c)	11,126	268,804
First Bancshares, Inc. (The)	7,621	193,192
First Bank(c)	24,665	300,173
First Busey Corp.(c)	12,639	285,768
First Business Financial Services, Inc.	12,177	414,140
First Community Bankshares, Inc.(c)	8,852	307,518
First Community Corp.(c)	10,274	171,987
First Financial Corp.	13,495	499,855
First Foundation, Inc.(c)	142,365	842,801
First Mid Bancshares, Inc.	14,368	456,040
First of Long Island Corp. (The)	37,456	374,560
First Western Financial, Inc.(b)(c)	16,710	282,065
Five Star Bancorp(c)	11,501	263,603
Flushing Financial Corp.(c)	46,323	589,229
	Shares	Value
Financials-(continued)
FS Bancorp, Inc.	18,323	$ 600,811
FVCBankcorp, Inc.(b)(c)	19,007	209,077
GCM Grosvenor, Inc., Class A	108,730	1,092,737
German American Bancorp, Inc.(c)	8,279	262,030
Granite Point Mortgage Trust, Inc.	30,683	96,651
Great Southern Bancorp, Inc.(c)	4,526	237,570
Green Dot Corp., Class A(b)	31,065	307,854
Greene County Bancorp, Inc.(c)	2,786	87,564
Greenlight Capital Re Ltd., Class A(b)(c)	20,722	275,395
Guaranty Bancshares, Inc.(c)	8,798	256,550
Hanmi Financial Corp.	43,621	687,467
HarborOne Bancorp, Inc.	39,764	413,943
HBT Financial, Inc.	6,380	124,410
HCI Group, Inc.(c)	1,785	171,146
Heartland Financial USA, Inc.(c)	13,417	589,811
Heritage Commerce Corp.	49,043	399,700
Heritage Financial Corp.	21,976	398,425
Hingham Institution for Savings (The)(c)	737	125,953
Home Bancorp, Inc.	9,733	352,043
HomeStreet, Inc.(c)	50,029	456,765
HomeTrust Bancshares, Inc.(c)	11,944	329,774
Hope Bancorp, Inc.	70,411	741,428
Horizon Bancorp, Inc.	62,300	761,306
i3 Verticals, Inc., Class A(b)(c)	8,260	160,905
Independent Bank Corp.	29,989	751,524
Investors Title Co.(c)	1,753	322,727
James River Group Holdings Ltd.	23,823	186,058
John Marshall Bancorp, Inc.	10,112	174,331
Kearny Financial Corp.	51,001	289,176
KKR Real Estate Finance Trust, Inc.	19,100	180,686
LCNB Corp.	15,232	214,771
LendingClub Corp.(b)(c)	81,475	726,757
LendingTree, Inc.(b)	10,102	434,285
Live Oak Bancshares, Inc.	10,689	368,557
Macatawa Bank Corp.	22,345	314,171
MainStreet Bancshares, Inc.(c)	11,391	192,508
MarketWise, Inc.	24,818	32,263
Mercantile Bank Corp.	18,477	707,854
Merchants Bancorp	9,902	396,575
MetroCity Bankshares, Inc.(c)	22,643	558,150
Metropolitan Bank Holding Corp.(b)	17,578	739,155
Mid Penn Bancorp, Inc.	15,548	332,727
Middlefield Banc Corp.(c)	6,055	127,761
Midland States Bancorp, Inc.	38,819	881,968
MidWestOne Financial Group, Inc.	26,284	562,740
MVB Financial Corp.	17,403	325,958
National Bankshares, Inc.	8,469	260,506
NerdWallet, Inc., Class A(b)(c)	27,322	381,142
Nexpoint Real Estate Finance, Inc.	10,554	150,078
Nicolet Bankshares, Inc.	3,274	263,655
Northeast Bank	6,221	345,825
Northeast Community Bancorp, Inc.	14,408	245,800
Northfield Bancorp, Inc.	31,424	278,417
Northrim BanCorp, Inc.	11,171	652,498
Norwood Financial Corp.(c)	9,431	238,699
Oak Valley Bancorp	6,939	165,287
OceanFirst Financial Corp.	31,411	472,736
Ocwen Financial Corp.(b)(c)	17,868	437,945
Old Second Bancorp, Inc.	30,939	447,378
Orange County Bancorp, Inc.	7,122	349,192
Orchid Island Capital, Inc.	24,931	211,914
Origin Bancorp, Inc.	9,150	286,121

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Orrstown Financial Services, Inc.	15,011	$ 391,937
P10, Inc., Class A	24,537	198,259
Parke Bancorp, Inc.(c)	19,322	313,596
Patria Investments Ltd., Class A (Cayman Islands)	15,466	201,058
Paysafe Ltd.(b)(c)	34,773	632,173
Paysign, Inc.(b)(c)	43,558	197,318
PCB Bancorp	20,893	317,991
Peapack-Gladstone Financial Corp.(c)	17,432	378,274
Penns Woods Bancorp, Inc.(c)	7,644	151,886
PennyMac Mortgage Investment Trust(c)	42,122	576,229
Peoples Bancorp, Inc.(c)	9,821	286,282
Peoples Financial Services Corp.	7,254	282,833
Perella Weinberg Partners(c)	15,707	242,516
Pioneer Bancorp, Inc.(b)(c)	11,900	119,000
Plumas Bancorp	9,394	328,038
PRA Group, Inc.(b)	19,923	429,938
Preferred Bank(c)	8,836	660,226
Premier Financial Corp.	45,386	894,558
Primis Financial Corp.	22,078	231,598
Princeton Bancorp, Inc.	7,586	232,207
Priority Technology Holdings, Inc.(b)	38,146	174,327
ProAssurance Corp.(b)	20,341	292,300
QCR Holdings, Inc.	10,189	577,411
RBB Bancorp	46,356	851,560
Red River Bancshares, Inc.	3,571	163,766
Regional Management Corp.	21,837	600,518
Repay Holdings Corp., Class A(b)(c)	42,725	416,142
Republic Bancorp, Inc., Class A(c)	3,552	183,958
S&T Bancorp, Inc.(c)	10,730	342,394
Sandy Spring Bancorp, Inc.	18,005	422,037
Security National Financial Corp., Class A(b)(c)	33,899	272,548
Shore Bancshares, Inc.	51,640	584,048
Sierra Bancorp(c)	17,140	360,283
Silvercrest Asset Management Group, Inc., Class A	7,911	120,880
Skyward Specialty Insurance Group, Inc.(b)	3,429	127,970
SmartFinancial, Inc.	15,077	348,882
South Plains Financial, Inc.	17,131	465,107
Southern First Bancshares, Inc.(b)	14,728	404,578
Southern Missouri Bancorp, Inc.	6,226	262,177
Southern States Bancshares, Inc.	12,563	333,296
Southside Bancshares, Inc.	13,714	367,672
Stewart Information Services Corp.	9,083	575,045
Third Coast Bancshares, Inc.(b)	12,995	274,065
Timberland Bancorp, Inc.(c)	8,282	204,980
Tiptree, Inc.	42,824	748,564
Tompkins Financial Corp.	5,255	246,512
TPG RE Finance Trust, Inc.	25,076	215,152
TrustCo Bank Corp.	12,303	342,023
Two Harbors Investment Corp.	31,907	410,005
United Fire Group, Inc., (Acquired 08/08/2023 - 03/20/2024; Cost $264,297)(d)	12,737	283,398
Unity Bancorp, Inc.	9,832	275,099
Universal Insurance Holdings, Inc.	49,698	979,548
Univest Financial Corp.	25,108	547,354
USCB Financial Holdings, Inc., Class A	11,487	138,763
Velocity Financial, Inc.(b)(c)	10,762	199,097
Veritex Holdings, Inc.	19,169	391,048
Virginia National Bankshares Corp.(c)	6,532	191,126
	Shares	Value
Financials-(continued)
WaFd, Inc.	1	$ 28
Washington Trust Bancorp, Inc.(c)	19,559	513,424
Waterstone Financial, Inc.	42,144	509,942
West Bancorporation, Inc.(c)	22,064	382,148
World Acceptance Corp.(b)(c)	1,340	172,177
		81,253,204
Health Care-7.20%
Accuray, Inc.(b)(c)	126,156	223,296
Amneal Pharmaceuticals, Inc.(b)(c)	337,739	2,256,096
AngioDynamics, Inc.(b)	28,434	179,419
Anika Therapeutics, Inc.(b)(c)	9,531	244,470
Assertio Holdings, Inc.(b)(c)	149,944	149,164
biote Corp., Class A(b)(c)	30,754	204,822
Brookdale Senior Living, Inc.(b)(c)	251,590	1,688,169
CareMax, Inc.(b)(c)	1,928	5,649
Carisma Therapeutics, Inc.(b)	24,914	33,136
Cartesian Therapeutics, Inc.(b)(c)	5,652	196,237
Codexis, Inc.(b)(c)	59,835	202,242
Collegium Pharmaceutical, Inc.(b)(c)	23,648	783,695
Community Health Systems, Inc.(b)(c)	348,312	1,379,316
Cross Country Healthcare, Inc.(b)	30,876	466,845
Eagle Pharmaceuticals, Inc.(b)(c)	28,142	97,653
Enhabit, Inc.(b)(c)	93,148	856,030
Foghorn Therapeutics, Inc.(b)(c)	44,132	257,290
Harvard Bioscience, Inc.(b)(c)	35,578	112,782
InfuSystem Holdings, Inc.(b)(c)	33,793	241,282
Innoviva, Inc.(b)(c)	65,325	1,031,482
Joint Corp. (The)(b)(c)	21,295	319,638
Kiniksa Pharmaceuticals Ltd., Class A(b)(c)	37,587	714,529
KORU Medical Systems, Inc.(b)(c)	21,610	46,029
ModivCare, Inc.(b)(c)	28,908	789,767
Ocean Biomedical, Inc.(b)(c)	17,525	25,762
OptimizeRx Corp.(b)(c)	14,711	177,415
OraSure Technologies, Inc.(b)	44,157	208,863
Organogenesis Holdings, Inc.(b)(c)	89,670	246,592
Owens & Minor, Inc.(b)(c)	43,536	758,832
Pediatrix Medical Group, Inc.(b)(c)	62,877	459,631
Pennant Group, Inc. (The)(b)	51,013	1,200,846
Performant Financial Corp.(b)(c)	38,261	117,461
PetIQ, Inc.(b)(c)	72,134	1,497,502
Phibro Animal Health Corp., Class A	56,491	995,936
Quipt Home Medical Corp.(b)	95,821	321,959
Sanara Medtech, Inc.(b)(c)	2,267	67,330
Semler Scientific, Inc.(b)(c)	9,894	290,191
SIGA Technologies, Inc.(c)	66,121	494,585
Tactile Systems Technology, Inc.(b)(c)	13,979	177,953
Theravance Biopharma, Inc.(b)(c)	70,633	608,856
TruBridge, Inc.(b)(c)	27,878	262,332
Utah Medical Products, Inc.	3,808	260,048
Vanda Pharmaceuticals, Inc.(b)	93,685	478,730
Viemed Healthcare, Inc.(b)	38,135	282,580
ZimVie, Inc.(b)(c)	71,521	1,190,825
Zura Bio Ltd. (United Kingdom)(b)	15,726	82,561
Zymeworks, Inc.(b)(c)	147,846	1,253,734
Zynex, Inc.(b)	24,632	250,015
		24,189,577
Industrials-20.20%
ACCO Brands Corp.	210,271	1,070,279
Air Transport Services Group, Inc.(b)(c)	30,318	409,293
Allient, Inc.	7,144	193,602
Alta Equipment Group, Inc.(c)	36,469	307,798

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
American Woodmark Corp.(b)	10,646	$ 916,727
Apogee Enterprises, Inc.	16,674	1,083,310
Argan, Inc.	5,677	400,967
Aris Water Solutions, Inc., Class A	30,376	466,879
Astronics Corp.(b)(c)	9,738	200,213
Asure Software, Inc.(b)(c)	14,708	111,340
AZZ, Inc.	8,372	702,243
Babcock & Wilcox Enterprises, Inc.(b)(c)	40,048	46,856
Barrett Business Services, Inc.	6,812	901,500
BlueLinx Holdings, Inc.(b)	12,838	1,320,902
Bowman Consulting Group Ltd.(b)(c)	6,367	205,463
BrightView Holdings, Inc.(b)(c)	71,078	981,587
Brookfield Business Corp., Class A (Canada)	7,050	144,878
CECO Environmental Corp.(b)	32,730	819,232
Commercial Vehicle Group, Inc.(b)	78,707	425,805
Concrete Pumping Holdings, Inc.(b)(c)	37,412	268,244
Conduent, Inc.(b)	223,753	783,136
CoreCivic, Inc.(b)	67,661	1,085,959
Costamare, Inc. (Monaco)(c)	47,894	766,783
Covenant Logistics Group, Inc., Class A	22,210	1,055,641
CRA International, Inc.(c)	3,537	622,406
Deluxe Corp.	69,351	1,576,348
DNOW, Inc.(b)	56,577	825,458
Douglas Dynamics, Inc.	12,943	321,763
Ducommun, Inc.(b)	10,956	637,420
DXP Enterprises, Inc.(b)	18,340	911,131
Ennis, Inc.	22,540	474,016
Enviri Corp.(b)	65,193	576,958
EVI Industries, Inc.(c)	4,435	92,913
Forrester Research, Inc.(b)	7,714	138,775
Franklin Covey Co.(b)	7,262	268,694
Genco Shipping & Trading Ltd.(c)	79,956	1,800,609
Gencor Industries, Inc.(b)(c)	6,121	118,564
GEO Group, Inc. (The)(b)	108,068	1,571,309
Global Industrial Co.	4,615	159,725
Golden Ocean Group Ltd. (Norway)	43,476	625,620
Gorman-Rupp Co. (The)	9,408	324,952
GrafTech International Ltd.(c)	118,403	195,365
Great Lakes Dredge & Dock Corp.(b)	43,785	400,633
Greenbrier Cos., Inc. (The)(c)	19,555	1,080,414
Hawaiian Holdings, Inc.(b)	21,126	288,581
Heidrick & Struggles International, Inc.	39,993	1,370,960
HireQuest, Inc.(c)	2,974	38,751
HireRight Holdings Corp.(b)(c)	10,981	157,028
HNI Corp.	15,773	742,120
Hudson Technologies, Inc.(b)(c)	78,307	697,715
Hyster-Yale, Inc.	15,281	1,109,248
IBEX Holdings Ltd.(b)(c)	15,360	240,384
IES Holdings, Inc.(b)	3,882	591,812
Innodata, Inc.(b)(c)	13,662	172,414
INNOVATE Corp.(b)(c)	74,912	45,726
Insteel Industries, Inc.(c)	19,635	645,403
Interface, Inc.	120,607	1,942,979
JELD-WEN Holding, Inc.(b)(c)	52,652	816,633
Karat Packaging, Inc.	8,503	242,676
Kelly Services, Inc., Class A	41,841	909,623
Limbach Holdings, Inc.(b)(c)	24,184	1,380,423
Liquidity Services, Inc.(b)	17,561	344,371
LSI Industries, Inc.	27,810	441,623
Luxfer Holdings PLC (United Kingdom)	26,880	331,162
Manitowoc Co., Inc. (The)(b)	55,282	687,155
MasterBrand, Inc.(b)	48,469	809,917
	Shares	Value
Industrials-(continued)
Mayville Engineering Co., Inc.(b)(c)	30,780	$ 493,096
Miller Industries, Inc.	15,087	917,290
MillerKnoll, Inc.	42,357	1,168,206
Mistras Group, Inc.(b)(c)	57,882	494,891
MRC Global, Inc.(b)	105,736	1,405,231
National Presto Industries, Inc.	2,447	182,253
Northwest Pipe Co.(b)	19,818	703,341
P.A.M. Transportation Services, Inc.(b)(c)	9,462	157,258
Pangaea Logistics Solutions Ltd.	100,691	832,715
Park Aerospace Corp.	11,611	161,857
Park-Ohio Holdings Corp.	22,969	600,639
Pitney Bowes, Inc.	346,079	1,875,748
Powell Industries, Inc.(c)	3,077	553,429
Preformed Line Products Co.	988	132,728
Quad/Graphics, Inc.(c)	86,633	408,908
Quanex Building Products Corp.(c)	30,529	1,006,236
Radiant Logistics, Inc.(b)	103,207	551,125
Resources Connection, Inc.	41,278	472,633
REV Group, Inc.(c)	52,866	1,449,057
Safe Bulkers, Inc. (Monaco)	194,570	1,103,212
Shyft Group, Inc. (The)	11,700	148,239
Steelcase, Inc., Class A(c)	146,401	1,999,838
Thermon Group Holdings, Inc.(b)	11,870	400,731
Titan International, Inc.(b)(c)	94,470	781,267
Titan Machinery, Inc.(b)	37,128	698,749
TPI Composites, Inc.(b)(c)	24,672	135,203
Triumph Group, Inc.(b)(c)	41,187	581,149
TrueBlue, Inc.(b)	69,003	745,232
Tutor Perini Corp.(b)	117,582	2,593,859
Universal Logistics Holdings, Inc.	10,333	452,069
Viad Corp.(b)	30,195	1,055,315
VSE Corp.	7,669	627,784
Wabash National Corp.(c)	22,392	506,283
Willdan Group, Inc.(b)	18,776	609,845
Willis Lease Finance Corp.	7,879	513,159
		67,916,989
Information Technology-5.46%
8x8, Inc.(b)(c)	76,264	208,201
ADTRAN Holdings, Inc.(c)	28,417	157,714
Alpha & Omega Semiconductor Ltd.(b)(c)	44,471	1,303,445
American Software, Inc., Class A	24,791	254,356
Aviat Networks, Inc.(b)(c)	9,068	280,292
Bel Fuse, Inc., Class B(c)	8,488	578,882
Benchmark Electronics, Inc.	32,576	1,403,048
Brightcove, Inc.(b)(c)	88,555	185,080
Cambium Networks Corp.(b)(c)	6,777	21,754
CleanSpark, Inc.(b)(c)	74,264	1,193,422
Clearfield, Inc.(b)(c)	5,226	199,947
Climb Global Solutions, Inc.	5,874	338,166
CommScope Holding Co., Inc.(b)	93,143	134,126
CompoSecure, Inc.(c)	46,376	294,256
Comtech Telecommunications Corp.(b)	17,521	43,627
Consensus Cloud Solutions, Inc.(b)(c)	14,582	275,162
CoreCard Corp.(b)(c)	9,434	131,699
CPI Card Group, Inc.(b)(c)	7,988	209,206
Daktronics, Inc.(b)(c)	62,837	701,261
Digital Turbine, Inc.(b)(c)	42,721	80,743
Eastman Kodak Co.(b)(c)	49,996	266,979
eGain Corp.(b)	19,040	117,477
Expensify, Inc., Class A(b)(c)	28,207	42,592
FARO Technologies, Inc.(b)	8,506	159,317
Hackett Group, Inc. (The)	25,623	571,649

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
Ichor Holdings Ltd.(b)	18,734	$ 711,705
Immersion Corp.	67,021	669,540
Information Services Group, Inc.	48,912	156,029
inTEST Corp.(b)(c)	10,813	107,697
Iteris, Inc.(b)(c)	23,825	107,927
Kimball Electronics, Inc.(b)	23,564	540,087
KVH Industries, Inc.(b)(c)	29,292	151,732
Luna Innovations, Inc.(b)(c)	13,136	43,874
Mitek Systems, Inc.(b)(c)	40,296	505,715
NETGEAR, Inc.(b)	19,669	271,629
NVE Corp.(c)	3,164	245,305
Ooma, Inc.(b)(c)	13,931	120,364
PC Connection, Inc.	6,631	448,521
Rackspace Technology, Inc.(b)(c)	217,160	425,634
Red Violet, Inc.(b)(c)	8,627	180,908
Ribbon Communications, Inc.(b)	28,133	88,338
Richardson Electronics Ltd.(c)	23,774	266,031
Rimini Street, Inc.(b)(c)	57,376	147,456
ScanSource, Inc.(b)	42,860	2,032,850
SMART Global Holdings, Inc.(b)(c)	24,522	504,663
SoundThinking, Inc.(b)(c)	5,456	87,678
Tucows, Inc., Class A(b)(c)	8,794	199,624
Unisys Corp.(b)	177,849	762,972
Veritone, Inc.(b)(c)	20,379	60,118
Vishay Precision Group, Inc.(b)(c)	10,502	354,652
		18,343,450
Materials-5.45%
AdvanSix, Inc.	23,794	563,918
American Vanguard Corp.	26,043	226,314
Caledonia Mining Corp. PLC (South Africa)	24,253	253,444
Century Aluminum Co.(b)(c)	59,351	1,087,904
Clearwater Paper Corp.(b)	37,239	1,978,880
Core Molding Technologies, Inc.(b)	21,650	416,546
Haynes International, Inc.	4,367	256,867
Intrepid Potash, Inc.(b)(c)	29,414	789,178
Kaiser Aluminum Corp.	8,779	858,586
Koppers Holdings, Inc.	33,485	1,484,390
Kronos Worldwide, Inc.	12,640	179,614
LSB Industries, Inc.(b)(c)	81,076	795,356
Mativ Holdings, Inc., Class A	49,153	883,279
Metallus, Inc.(b)(c)	39,459	947,411
Myers Industries, Inc.(c)	27,641	436,728
Olympic Steel, Inc.	25,351	1,321,801
Pactiv Evergreen, Inc.	23,039	284,762
Radius Recycling, Inc., Class A(c)	36,997	633,019
Ramaco Resources, Inc., Class A(c)	62,601	885,804
Ramaco Resources, Inc., Class B	12,207	132,934
Ranpak Holdings Corp.(b)(c)	23,646	147,551
Rayonier Advanced Materials, Inc.(b)(c)	176,566	997,598
Ryerson Holding Corp.	14,171	336,561
SunCoke Energy, Inc.	169,240	1,785,482
Tredegar Corp.(c)	73,336	399,681
Trinseo PLC(c)	27,248	104,360
Valhi, Inc.	6,601	128,389
		18,316,357
Real Estate-4.48%
Alexander’s, Inc.(c)	680	144,296
Alpine Income Property Trust, Inc.	18,011	282,412
Anywhere Real Estate, Inc.(b)	48,734	198,347
Armada Hoffler Properties, Inc.	37,614	426,543
Braemar Hotels & Resorts, Inc.(c)	181,961	507,671
	Shares	Value
Real Estate-(continued)
Brandywine Realty Trust(c)	166,067	$ 765,569
BRT Apartments Corp.(c)	9,501	166,268
CBL & Associates Properties, Inc.	12,903	285,156
Chatham Lodging Trust	38,225	323,384
City Office REIT, Inc.	108,979	537,266
Clipper Realty, Inc.(c)	28,104	109,606
CTO Realty Growth, Inc.	15,350	272,616
Diversified Healthcare Trust	547,852	1,331,280
Douglas Elliman, Inc.(b)	228,637	260,646
Empire State Realty Trust, Inc., Class A(c)	48,886	465,884
Forestar Group, Inc.(b)(c)	9,251	314,627
FRP Holdings, Inc.(b)(c)	4,217	129,040
Gladstone Commercial Corp.(c)	23,961	344,799
Global Medical REIT, Inc.(c)	28,990	269,317
Hudson Pacific Properties, Inc.(c)	184,001	903,445
Newmark Group, Inc., Class A	155,689	1,620,722
NexPoint Diversified Real Estate Trust(c)	25,715	141,690
Office Properties Income Trust(c)	130,023	297,753
One Liberty Properties, Inc.	12,123	284,527
Orion Office REIT, Inc.	40,079	150,296
Paramount Group, Inc.	71,400	324,870
Piedmont Office Realty Trust, Inc., Class A	114,501	834,712
Postal Realty Trust, Inc., Class A(c)	11,727	156,907
RE/MAX Holdings, Inc., Class A(c)	25,102	203,075
RMR Group, Inc. (The), Class A	30,877	726,535
Saul Centers, Inc.(c)	4,021	146,324
Stratus Properties, Inc.(b)(c)	6,811	162,442
Summit Hotel Properties, Inc.	69,471	425,163
Tejon Ranch Co.(b)(c)	8,089	147,462
Transcontinental Realty Investors, Inc.(b)(c)	3,843	112,254
Uniti Group, Inc.	197,224	623,228
Universal Health Realty Income Trust	4,541	170,651
Whitestone REIT	36,888	481,020
		15,047,803
Utilities-0.49%
Artesian Resources Corp., Class A	4,061	145,668
Consolidated Water Co. Ltd.	10,011	271,298
Genie Energy Ltd., Class B(c)	41,916	639,638
Global Water Resources, Inc.	7,501	96,913
Pure Cycle Corp.(b)(c)	13,966	129,884
RGC Resources, Inc.(c)	3,176	65,743
Unitil Corp.	5,783	309,333
		1,658,477
Total Common Stocks & Other Equity Interests (Cost $332,006,425)		335,706,122

Closed-End Fund-0.02%
NewtekOne, Inc.(c)	5,867	80,671
Total Closed-End Fund (Cost $84,834)		80,671
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f) (Cost $88,142)	88,142	88,142
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $332,179,401)		335,874,935

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.04%
Invesco Private Government Fund, 5.30%(e)(f)(g)	21,567,085	$ 21,567,085
Invesco Private Prime Fund, 5.48%(e)(f)(g)	55,865,146	55,881,906
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,455,468)		77,448,991
TOTAL INVESTMENTS IN SECURITIES-122.95% (Cost $409,634,869)		413,323,926
OTHER ASSETS LESS LIABILITIES-(22.95)%		(77,140,986)
NET ASSETS-100.00%		$336,182,940
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Restricted security. The aggregate value of these securities at May 31, 2024 was $1,191,069, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,383,216	$(7,295,074)	$-	$-	$88,142	$4,879
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,866,984	107,996,413	(106,296,312)	-	-	21,567,085	895,387*
Invesco Private Prime Fund	51,230,661	230,269,099	(225,629,684)	(6,462)	18,292	55,881,906	2,399,212*
Total	$71,097,645	$345,648,728	$(339,221,070)	$(6,462)	$18,292	$77,537,133	$3,299,478

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$481,922,638	$-	$-	$481,922,638
Money Market Funds	-	60,000,888	-	60,000,888
Total Investments	$481,922,638	$60,000,888	$-	$541,923,526
Invesco Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,260,557,642	$-	$68,475	$6,260,626,117
Money Market Funds	2,527,069	482,374,812	-	484,901,881
Total Investments	$6,263,084,711	$482,374,812	$68,475	$6,745,527,998
Invesco Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$335,706,122	$-	$-	$335,706,122
Closed-End Fund	80,671	-	-	80,671
Money Market Funds	88,142	77,448,991	-	77,537,133
Total Investments	$335,874,935	$77,448,991	$-	$413,323,926